Schedule of Investments PIMCO Fixed Income SHares: Series C	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 151.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042		$6,016	$5,567
State of Qatar
1.097% (LIBOR03M + 0.800%) due 12/21/2020 «~		3,050	3,053
1.156% (LIBOR03M + 0.800%) due 12/21/2020 «~		3,050	3,053
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		3,900	3,919
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		5,367	4,782
Total Loan Participations and Assignments (Cost $21,307)			20,374
CORPORATE BONDS & NOTES 46.3%
BANKING & FINANCE 30.1%
American Tower Corp.
3.500% due 01/31/2023		3,375	3,590
Ares Finance Co. LLC 3.250% due 06/15/2030		4,950	5,187
Aviation Capital Group LLC 3.500% due 11/01/2027		1,300	1,165
Bank of America Corp. 3.419% due 12/20/2028 •		25,728	28,694
Barclays Bank PLC 7.625% due 11/21/2022 (b)		12,100	13,314
Barclays PLC 3.375% due 04/02/2025 •	EUR	2,300	2,930
BNP Paribas S.A.
4.400% due 08/14/2028		$14,700	17,254
4.705% due 01/10/2025 •		8,000	8,864
BPCE S.A. 5.150% due 07/21/2024		1,000	1,121
Brookfield Finance, Inc. 3.500% due 03/30/2051		7,100	6,979
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	4,360
Cooperatieve Rabobank UA
4.375% due 08/04/2025		6,300	7,144
6.625% due 06/29/2021 •(a)(b)	EUR	800	969
Credit Agricole S.A. 7.500% due 06/23/2026 •(a)(b)	GBP	100	146
Credit Suisse AG 6.500% due 08/08/2023 (b)		$7,466	8,482
Credit Suisse Group AG 7.500% due 07/17/2023 •(a)(b)		10,000	10,578
Crown Castle International Corp.
4.300% due 02/15/2029		3,000	3,499
5.250% due 01/15/2023		4,000	4,397
Deutsche Bank AG
3.961% due 11/26/2025 •		9,000	9,577
4.250% due 10/14/2021		16,975	17,459
Discover Financial Services 4.500% due 01/30/2026		7,000	7,996
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		3,882	3,470
EPR Properties 3.750% due 08/15/2029		10,200	8,899
First American Financial Corp. 4.000% due 05/15/2030		3,850	4,248
FleetBoston Financial Corp. 6.875% due 01/15/2028		2,120	2,735
Ford Motor Credit Co. LLC
3.096% due 05/04/2023		1,000	979
3.550% due 10/07/2022		5,000	4,959
3.810% due 01/09/2024		2,000	1,984
4.375% due 08/06/2023		7,000	7,125
5.584% due 03/18/2024		400	417
5.875% due 08/02/2021		1,000	1,021
General Motors Financial Co., Inc. 4.250% due 05/15/2023		23,220	24,706
GLP Capital LP
4.000% due 01/15/2030		2,278	2,362

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2020 (Unaudited)

5.250% due 06/01/2025		2,450	2,666
5.300% due 01/15/2029		3,150	3,517
Goldman Sachs Group, Inc.
3.850% due 01/26/2027		25,000	28,125
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,200	3,504
Harborwalk Funding Trust 5.077% due 02/15/2069 •		4,500	5,555
HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	4,604
5.875% due 09/28/2026 •(a)(b)	GBP	11,600	15,159
6.375% due 09/17/2024 •(a)(b)		$1,200	1,241
6.500% due 03/23/2028 •(a)(b)		200	213
ING Groep NV 4.625% due 01/06/2026		5,000	5,871
Intesa Sanpaolo SpA 3.375% due 01/12/2023		10,400	10,807
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(a)(b)		7,100	7,565
Loews Corp. 3.200% due 05/15/2030		1,500	1,679
Morgan Stanley
3.591% due 07/22/2028 •		12,000	13,514
4.000% due 07/23/2025		6,900	7,794
7.500% due 04/02/2032 þ(c)		7,000	6,261
MPT Operating Partnership LP 3.692% due 06/05/2028	GBP	1,600	2,085
Natwest Group PLC 8.625% due 08/15/2021 •(a)(b)		$17,400	17,874
Navient Corp.
5.875% due 03/25/2021		5,255	5,303
New York Life Insurance Co. 4.450% due 05/15/2069		7,000	8,594
Nissan Motor Acceptance Corp.
2.600% due 09/28/2022		1,900	1,920
3.875% due 09/21/2023		1,600	1,658
Nordea Bank Abp 6.625% due 03/26/2026 •(a)(b)		5,000	5,646
OneMain Finance Corp. 6.125% due 05/15/2022		7,700	8,008
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		7,700	7,754
Piper Jaffray Cos. 4.740% due 10/15/2021		4,000	4,000
SLM Student Loan Trust 0.607% (BP0003M + 0.550%) due 12/15/2039 ~	GBP	7,810	9,462
Synchrony Financial 3.950% due 12/01/2027		$1,100	1,184
Teachers Insurance & Annuity Association of America 3.300% due 05/15/2050		6,500	6,724
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	378	637
5.744% due 04/13/2040		1,059	1,816
5.801% due 10/13/2040		6,900	11,958
UBS AG
4.750% due 02/12/2026 •(b)	EUR	500	594
7.625% due 08/17/2022 (b)		$6,000	6,684
Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	2,000	2,410
3.196% due 06/17/2027 •		$4,600	4,998
4.150% due 01/24/2029		5,400	6,349
			460,343
INDUSTRIALS 14.4%
Air Canada Pass-Through Trust
3.750% due 06/15/2029		2,421	2,337
5.000% due 06/15/2025		4,355	3,627
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		3,400	3,573
American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,830	1,728
3.375% due 11/01/2028		6,452	5,332
3.575% due 07/15/2029		2,185	2,106
3.650% due 02/15/2029		1,243	1,201
3.700% due 04/01/2028		1,228	1,025
Ashtead Capital, Inc. 4.250% due 11/01/2029		1,600	1,689
Bacardi Ltd. 4.450% due 05/15/2025		6,300	7,043
Bayer U.S. Finance LLC 4.375% due 12/15/2028		6,900	8,108
Bon Secours Mercy Health, Inc. 3.464% due 06/01/2030		6,000	6,749
British Airways Pass-Through Trust 3.300% due 06/15/2034		2,983	2,810

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2020 (Unaudited)

Cameron LNG LLC 2.902% due 07/15/2031	5,100	5,623
Charter Communications Operating LLC
4.908% due 07/23/2025	800	926
5.125% due 07/01/2049	2,000	2,322
Citrix Systems, Inc. 3.300% due 03/01/2030	2,350	2,514
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	1,619	1,558
4.150% due 10/11/2025	131	129
CVS Health Corp.
4.100% due 03/25/2025	685	775
4.300% due 03/25/2028	10,000	11,713
DAE Funding LLC 5.250% due 11/15/2021	6,300	6,394
Dell International LLC
4.900% due 10/01/2026	1,000	1,132
5.300% due 10/01/2029	1,000	1,147
5.850% due 07/15/2025	1,300	1,519
6.020% due 06/15/2026	3,700	4,351
6.200% due 07/15/2030	2,000	2,402
Ecopetrol S.A. 5.875% due 09/18/2023	3,400	3,744
EQM Midstream Partners LP 4.125% due 12/01/2026	800	762
Ferguson Finance PLC 3.250% due 06/02/2030	2,500	2,720
Ford Foundation 2.815% due 06/01/2070	8,100	8,479
Global Payments, Inc. 2.650% due 02/15/2025	5,800	6,158
Huntsman International LLC 4.500% due 05/01/2029	1,700	1,912
Hyatt Hotels Corp. 3.246% (US0003M + 3.000%) due 09/01/2022 ~	6,000	6,009
Imperial Brands Finance PLC 3.875% due 07/26/2029	4,000	4,346
Kansas City Southern 4.200% due 11/15/2069	4,600	4,946
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021	300	302
3.950% due 09/01/2022	1,000	1,055
Kraft Heinz Foods Co. 3.000% due 06/01/2026	2,600	2,680
Las Vegas Sands Corp.
3.200% due 08/08/2024	2,600	2,636
3.500% due 08/18/2026	5,050	5,123
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	3,635	3,026
Magellan Health, Inc. 4.900% due 09/22/2024	8,500	8,779
Marvell Technology Group Ltd. 4.875% due 06/22/2028	5,500	6,642
Northwest Airlines Pass-Through Trust 7.041% due 10/01/2023	857	826
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029	834	759
ONEOK Partners LP 3.375% due 10/01/2022	2,000	2,079
Ooredoo International Finance Ltd. 5.000% due 10/19/2025	4,500	5,274
Petronas Capital Ltd. 4.550% due 04/21/2050	3,500	4,479
Sands China Ltd. 4.600% due 08/08/2023	15,400	16,457
Syngenta Finance NV 4.441% due 04/24/2023	2,500	2,642
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	3,800	3,941
Total Capital International S.A. 3.386% due 06/29/2060	3,700	3,892
Trustees of the University of Pennsylvania 3.610% due 02/15/2119	6,500	7,247
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027	678	560
United Airlines Pass-Through Trust
2.700% due 11/01/2033	5,000	4,752
2.875% due 04/07/2030	1,822	1,738
3.450% due 01/07/2030	1,894	1,583
4.000% due 10/11/2027	1,267	1,246
Volkswagen Group of America Finance LLC 3.750% due 05/13/2030	1,300	1,465

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2020 (Unaudited)

Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	1,400	1,636
		219,728
UTILITIES 1.8%
AT&T, Inc. 3.650% due 06/01/2051	10,000	10,148
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	555	514
ONEOK, Inc. 2.750% due 09/01/2024	2,000	2,051
Pacific Gas & Electric Co.
3.300% due 12/01/2027	2,800	2,882
3.500% due 06/15/2025	1,200	1,264
3.750% due 07/01/2028	1,800	1,874
3.950% due 12/01/2047	2,400	2,228
4.300% due 03/15/2045	700	685
4.500% due 07/01/2040	1,800	1,836
4.550% due 07/01/2030	3,400	3,693
		27,175
Total Corporate Bonds & Notes (Cost $666,036)		707,246
MUNICIPAL BONDS & NOTES 2.2%
CALIFORNIA 0.3%
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,995	4,377
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	95	96
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	114	124
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	1,095	1,241
		1,461
NEW JERSEY 0.4%
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,000	6,406
NEW YORK 0.8%
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069	11,700	11,950
TEXAS 0.2%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	3,510	3,524
VIRGINIA 0.4%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,500	6,009
Total Municipal Bonds & Notes (Cost $30,749)		33,727
U.S. GOVERNMENT AGENCIES 51.1%
Freddie Mac 6.500% due 01/01/2038 - 10/01/2038	36	41
Ginnie Mae 3.000% (H15T1Y + 1.500%) due 01/20/2022 ~	1	1
Ginnie Mae, TBA
2.000% due 11/01/2050	78,200	81,077
2.500% due 11/01/2050	77,400	81,128
Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 01/01/2049	26,481	28,216
4.500% due 08/01/2039 - 11/01/2041	180	202
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050	262,500	270,243
2.500% due 11/01/2050 - 12/01/2050	125,500	131,363
3.000% due 10/01/2035 - 11/01/2050	112,500	117,941
3.500% due 10/01/2035	52,400	55,416
4.000% due 11/01/2050	14,500	15,480
Total U.S. Government Agencies (Cost $779,898)		781,108
U.S. TREASURY OBLIGATIONS 17.5%
U.S. Treasury Bonds
1.250% due 05/15/2050 (e)	15,000	14,218

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2020 (Unaudited)

1.375% due 08/15/2050		20,600	20,159
2.250% due 08/15/2049 (g)		22,600	26,883
2.375% due 11/15/2049		39,700	48,482
3.000% due 02/15/2049 (i)		33,000	45,120
U.S. Treasury Notes
0.625% due 05/15/2030 (e)		72,600	72,350
1.500% due 01/31/2027 (g)(i)		6,669	7,127
1.500% due 02/15/2030 (e)		30,800	33,226
Total U.S. Treasury Obligations (Cost $244,584)			267,565
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%
Banc of America Funding Trust 4.199% due 01/20/2047 ^~		39	38
Bear Stearns Adjustable Rate Mortgage Trust
3.117% due 05/25/2034 ~		22	20
3.186% due 10/25/2033 ~		15	15
Bear Stearns ALT-A Trust 3.291% due 02/25/2036 ^~		459	386
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~		2,336	2,432
Citigroup Mortgage Loan Trust 3.258% due 04/25/2066 ~		7,965	8,068
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035 •		47	48
3.840% due 09/25/2035 •		69	72
Countrywide Alternative Loan Trust
0.348% due 05/25/2036 •		43	36
6.000% due 08/25/2034		5,319	5,579
Countrywide Home Loan Mortgage Pass-Through Trust
0.788% due 03/25/2035 •		75	66
3.020% due 08/25/2034 ^~		7	7
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.264% due 07/25/2033 ~		2	2
Credit Suisse Mortgage Capital Certificates 3.507% due 08/26/2058		4,903	4,943
Credit Suisse Mortgage Capital Trust
2.691% due 03/25/2060 «~		9,000	8,999
3.050% due 10/27/2059 ~		8,385	8,445
3.322% due 10/25/2058 ~		8,645	8,727
Downey Savings & Loan Association Mortgage Loan Trust
0.416% due 08/19/2045 •		533	504
3.353% due 07/19/2044 ~		342	327
Eurosail PLC 1.010% due 06/13/2045 •	GBP	1,779	2,281
Finsbury Square PLC 0.859% due 03/16/2070 •		7,828	10,076
GreenPoint Mortgage Funding Trust 0.608% due 06/25/2045 •		$1,115	929
GreenPoint Mortgage Funding Trust Pass-Through Certificates 3.389% due 10/25/2033 ~		2	2
GSR Mortgage Loan Trust
2.930% due 03/25/2033 •		19	18
3.681% due 09/25/2035 ~		87	89
3.877% due 09/25/2035 ~		118	119
HarborView Mortgage Loan Trust
0.346% due 01/19/2038 •		119	108
0.496% due 06/20/2035 •		185	182
HomeBanc Mortgage Trust
0.408% due 01/25/2036 •		571	551
3.113% due 04/25/2037 ^~		23	22
JPMorgan Mortgage Trust
2.999% due 11/25/2033 ~		13	13
3.044% due 07/25/2035 ~		98	98
3.358% due 02/25/2035 ~		10	10
3.604% due 07/25/2035 ~		201	198
Morgan Stanley Capital Trust 2.509% due 04/05/2042 ~		5,000	5,272
Morgan Stanley Mortgage Loan Trust 3.195% due 08/25/2034 ~		806	806
RBSSP Resecuritization Trust 0.674% due 04/26/2037 •		533	528
Residential Accredit Loans, Inc. Trust 0.358% due 04/25/2046 •		817	323
Residential Mortgage Securities PLC 0.000% due 06/20/2070 •	GBP	9,000	11,684
Structured Adjustable Rate Mortgage Loan Trust 3.170% due 02/25/2034 ~		$27	26
Structured Asset Mortgage Investments Trust 0.768% due 09/25/2045 •		435	417
Towd Point Mortgage Funding 0.965% due 07/20/2045 •	GBP	12,968	16,681
Uropa Securities PLC
0.260% due 06/10/2059 •		6,191	7,662
0.410% due 06/10/2059 •		1,596	1,867
0.610% due 06/10/2059 •		1,249	1,493

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2020 (Unaudited)

0.810% due 06/10/2059 •		1,330	1,574
WaMu Mortgage Pass-Through Certificates Trust
0.458% due 01/25/2045 •		$53	51
0.888% due 11/25/2034 •		608	598
2.019% due 02/25/2046 •		421	411
Total Non-Agency Mortgage-Backed Securities (Cost $110,719)			112,803
ASSET-BACKED SECURITIES 21.7%
ACE Securities Corp. Home Equity Loan Trust 0.928% due 04/25/2034 •		334	326
ALME Loan Funding DAC 0.750% due 01/15/2031 •	EUR	8,500	9,920
Ameriquest Mortgage Securities Trust 0.538% due 03/25/2036 •		$64	64
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.063% due 01/25/2035 •		4,558	4,519
Anchorage Capital CLO Ltd. 1.645% due 07/15/2032 •		4,200	4,186
Atrium Corp. 1.088% due 04/22/2027 •		5,586	5,562
Aurium CLO DAC 0.670% due 04/16/2030 •	EUR	6,850	7,994
Bear Stearns Asset-Backed Securities Trust
0.348% due 12/25/2036 •		$459	459
0.638% due 09/25/2035 •		6,414	6,387
1.148% due 10/25/2037 •		112	112
Cairn CLO BV 0.670% due 01/31/2030 •	EUR	5,550	6,489
Centex Home Equity Loan Trust 0.788% due 10/25/2035 •		$4,279	4,087
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.078% due 05/25/2035 •		3,499	3,482
CLNC FL1 Ltd. 1.406% due 08/20/2035 •		15,000	14,721
Conseco Finance Corp.
6.220% due 03/01/2030		21	21
6.530% due 02/01/2031 ~		1,573	1,554
Crown Point CLO Ltd. 1.442% due 10/20/2028 •		9,097	9,015
Denali Capital CLO LLC 1.295% due 10/26/2027 •		21,721	21,656
Dryden Senior Loan Fund 1.175% due 10/15/2027 •		7,458	7,401
ECAF Ltd.
3.473% due 06/15/2040		214	199
4.947% due 06/15/2040		392	352
ECMC Group Student Loan Trust 0.898% due 02/27/2068 •		6,584	6,364
Evans Grove CLO Ltd. 1.176% due 05/28/2028 •		6,476	6,431
First Franklin Mortgage Loan Trust 0.883% due 09/25/2035 •		106	107
First NLC Trust 0.853% due 12/25/2035 •		276	275
Gallatin CLO Ltd. 1.575% (US0003M + 1.050%) due 07/15/2027 ~		13,126	13,096
Halcyon Loan Advisors European Funding DAC 0.770% due 01/18/2031 •	EUR	1,050	1,224
Harvest CLO DAC 0.630% due 11/18/2029 •		1,813	2,125
Jamestown CLO Ltd. 1.493% due 01/17/2027 •		$5,318	5,314
Jubilee CLO BV 0.316% due 12/15/2029 •	EUR	12,850	14,924
Loomis Sayles CLO Ltd. 1.175% due 04/15/2028 •		$13,068	12,960
M360 Advisors LLC 4.395% due 07/24/2028		1,994	1,994
MACH Cayman Ltd. 3.474% due 10/15/2039		2,321	2,134
Merrill Lynch Mortgage Investors Trust 0.268% due 02/25/2037 •		163	68
METAL LLC 4.581% due 10/15/2042		1,981	1,506
Morgan Stanley ABS Capital, Inc. Trust
0.793% due 09/25/2035 •		239	238
1.048% due 07/25/2034 •		10,291	10,282
1.398% due 07/25/2037 •		7,000	6,431
Morgan Stanley Mortgage Loan Trust 0.508% due 04/25/2037 •		112	54
Mountain View CLO Ltd. 1.075% due 10/15/2026 •		3,099	3,081
Navient Student Loan Trust 1.198% due 12/27/2066 •		13,434	13,300

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2020 (Unaudited)

Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.033% due 09/25/2035 •		923	928
OCP CLO Ltd. 1.075% due 07/15/2027 •		1,584	1,579
Residential Asset Securities Corp. Trust
0.788% due 08/25/2035 •		6,189	6,092
0.838% due 11/25/2035 •		3,400	3,371
S-Jets Ltd. 3.967% due 08/15/2042		4,868	4,456
SLM Student Loan Trust 0.607% due 03/15/2038 •	GBP	17,829	22,018
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		$4,226	4,204
Structured Asset Investment Loan Trust 0.853% due 03/25/2034 •		2,555	2,482
Structured Asset Securities Corp. Mortgage Loan Trust 0.823% due 11/25/2035 •		88	88
Symphony CLO Ltd. 1.155% due 04/15/2028 •		9,540	9,479
Telos CLO Ltd. 1.223% due 04/17/2028 •		2,770	2,752
TICP CLO Ltd. 1.112% due 04/20/2028 •		12,222	12,197
Toro European CLO DAC 0.650% due 04/15/2030 •	EUR	6,080	7,084
Towd Point Mortgage Trust 1.148% due 10/25/2059 •		$10,132	10,145
Venture CLO Ltd.
1.155% due 04/15/2027 •		22,072	21,872
1.502% due 04/20/2029 •		9,300	9,272
WAVE LLC 3.597% due 09/15/2044		2,366	2,218
Wells Fargo Home Equity Asset-Backed Securities Trust 1.198% due 10/25/2034 •		160	158
Total Asset-Backed Securities (Cost $330,775)			330,809
		SHARES
PREFERRED SECURITIES 4.1%
BANKING & FINANCE 3.6%
Banco Santander S.A. 6.250% due 09/11/2021 •(a)(b)		400,000	469
Bank of America Corp. 5.875% due 03/15/2028 •(a)		6,700,000	7,239
Charles Schwab Corp.
4.625% due 03/01/2022 •(a)		4,503,000	4,482
5.000% due 12/01/2027 •(a)		5,000,000	5,132
5.375% due 06/01/2025 •(a)		1,000	1,086
JPMorgan Chase & Co.
3.738% (US0003M + 3.470%) due 10/30/2020 ~(a)		15,109,000	14,497
5.000% due 08/01/2024 •(a)		3,600,000	3,597
MetLife Capital Trust 7.875% due 12/15/2067		600,000	828
State Street Corp. 5.625% due 12/15/2023 •(a)(e)		14,000,000	14,466
Truist Financial Corp. 5.100% due 03/01/2030 •(a)		4,000	4,334
			56,130
INDUSTRIALS 0.5%
General Electric Co. 5.000% due 01/21/2021 •(a)		9,000,000	7,185

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2020 (Unaudited)

Total Preferred Securities (Cost $63,675)		63,315
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (d) 0.2%		3,209
Total Short-Term Instruments (Cost $3,209)		3,209
Total Investments in Securities (Cost $2,250,953)		2,320,156
	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10,528	104
Total Short-Term Instruments (Cost $103)		104
Total Investments in Affiliates (Cost $103)		104
Total Investments 151.8% (Cost $2,251,056)		$2,320,260
Financial Derivative Instruments (f)(h) 0.2%(Cost or Premiums, net $(1,166))		3,717
Other Assets and Liabilities, net (52.0)%		(795,359)
Net Assets 100.0%		$1,528,618

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(b)	Contingent convertible security.
(c)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	7.500%	04/02/2032	02/11/2020	$5,970	$6,261	0.41%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$3,209	U.S. Treasury Notes 2.125% due 08/15/2021	$(3,273)	$3,209	$3,209
Total Repurchase Agreements	$(3,273)	$3,209	$3,209
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.130%	09/10/2020	10/08/2020	$(18,727)	$(18,728)
JPS	0.000	08/19/2020	10/20/2020	(2,320)	(2,320)
SGY	0.120	09/30/2020	10/05/2020	(5,852)	(5,852)
0.130	08/20/2020	10/15/2020	(649)	(649)
0.130	09/30/2020	10/07/2020	(2,807)	(2,807)
Total Reverse Repurchase Agreements	$(30,356)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
BCY	0.060%	09/30/2020	10/01/2020	$(14,433)	$(14,433)
0.150	09/24/2020	10/01/2020	(69,782)	(69,784)
BOS	0.100	09/21/2020	10/19/2020	(325)	(325)
TDL	0.160	09/30/2020	10/01/2020	(3,795)	(3,795)
Total Sale-Buyback Transactions	$(88,337)
(e)	Securities with an aggregate market value of $118,494 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(86,674) at a weighted average interest rate of 0.557%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2020	848	$118,323	$310	$0	$(212)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2020	179	$(36,626)	$(117)	$73	$(52)
United Kingdom Long Gilt December Futures	12/2020	1,259	(221,117)	(643)	731	(374)
$(760)	$804	$(426)
Total Futures Contracts	$(450)	$804	$(638)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.826%	$3,700	$(140)	$171	$31	$0	$(1)
General Electric Co.	1.000	Quarterly	12/20/2023	1.070	5,800	(201)	190	(11)	2	0
General Electric Co.	1.000	Quarterly	06/20/2024	1.269	3,400	(6)	(26)	(32)	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2024	1.419	1,800	(29)	(2)	(31)	1	0
Total Swap Agreements	$(376)	$333	$(43)	$3	$(4)
(g)

Securities with an aggregate market value of $16,339 and cash of $3,003 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	10/2020	JPY	15,378	$145	$0	$(1)
10/2020	RUB	3,267	46	4	0
11/2020	$425	PLN	1,603	0	(11)
12/2020	181	KRW	214,768	2	0
CBK	10/2020	EUR	597	$702	2	0
10/2020	GBP	88,028	116,345	2,758	0
11/2020	$52	ZAR	865	0	0
GLM	10/2020	RUB	2,299	$32	2	0
12/2020	$747	TWD	21,567	0	(3)
HUS	10/2020	EUR	48,597	$57,904	927	0
10/2020	GBP	1,548	2,052	55	0
10/2020	JPY	12,017	113	0	(1)
10/2020	$120,989	GBP	94,047	364	0
11/2020	GBP	94,047	$121,009	0	(365)
JPM	10/2020	6,600	8,807	291	0

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2020 (Unaudited)

10/2020	MXN	11,314	497	0	(13)
11/2020	$61	ZAR	1,044	1	0
12/2020	COP	2,774,539	$755	32	0
MYI	10/2020	JPY	14,878	140	0	(1)
SCX	11/2020	EUR	49,194	57,725	9	0
12/2020	IDR	9,301,734	620	0	(1)
12/2020	INR	10,373	136	0	(3)
SOG	11/2020	RUB	1,708	23	1	0
SSB	10/2020	$1,366	GBP	1,073	19	0
10/2020	268	JPY	28,273	0	0
11/2020	JPY	28,273	$268	0	0
TOR	10/2020	13,622	128	0	(1)
10/2020	$1,290	CAD	1,687	0	(23)
10/2020	104	JPY	10,995	0	0
11/2020	JPY	10,995	$104	0	0
UAG	10/2020	20,792	196	0	(1)
10/2020	$1,402	GBP	1,056	0	(39)
11/2020	RUB	2,469	$33	2	0
Total Forward Foreign Currency Contracts	$4,469	$(463)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	UBS AG	(1.000)%	Quarterly	09/20/2022	0.446%	$2,800	$(16)	$(16)	$0	$(32)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	1.368%	$9,250	$(645)	$589	$0	$(56)
BRC	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	1.921	800	66	(23)	43	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.180	3,000	(52)	(91)	0	(143)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.047	200	(7)	0	0	(7)
Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.180	2,200	(34)	(71)	0	(105)
Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.893	2,300	(21)	29	8	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.232	1,700	(14)	(2)	0	(16)
Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	1.921	500	43	(16)	27	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.232	6,700	(48)	(14)	0	(62)
Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.494	4,500	(62)	(49)	0	(111)
$(774)	$352	$78	$(500)
Total Swap Agreements	$(790)	$336	$78	$(532)
(i)

Securities with an aggregate market value of $329 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2020 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:
Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$10,349	$10,025	$20,374
Corporate Bonds & Notes
Banking & Finance	0	460,343	0	460,343
Industrials	0	219,728	0	219,728
Utilities	0	27,175	0	27,175
Municipal Bonds & Notes
California	0	4,377	0	4,377
Illinois	0	1,461	0	1,461
New Jersey	0	6,406	0	6,406
New York	0	11,950	0	11,950
Texas	0	3,524	0	3,524
Virginia	0	6,009	0	6,009
U.S. Government Agencies	0	781,108	0	781,108
U.S. Treasury Obligations	0	267,565	0	267,565
Non-Agency Mortgage-Backed Securities	0	103,804	8,999	112,803
Asset-Backed Securities	0	330,809	0	330,809
Preferred Securities
Banking & Finance	0	56,130	0	56,130
Industrials	0	7,185	0	7,185
Short-Term Instruments
Repurchase Agreements	0	3,209	0	3,209
$0	$2,301,132	$19,024	$2,320,156
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$104	$0	$0	$104
Total Investments	$104	$2,301,132	$19,024	$2,320,260
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	804	3	0	807
Over the counter	0	4,547	0	4,547
$804	$4,550	$0	$5,354
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(638)	(4)	0	(642)
Over the counter	0	(995)	0	(995)
$(638)	$(999)	$0	$(1,637)
Total Financial Derivative Instruments	$166	$3,551	$0	$3,717
Totals	$270	$2,304,683	$19,024	$2,323,977

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2020:
Category and Subcategory	Beginning Balance at 12/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2020(1)
Investments in Securities, at Value
Loan Participations and Assignments	$16,053	$1,493	$(7,493)	$17	$(4)	$(41)	$0	$0	$10,025	$(18)
Corporate Bonds & Notes
Banking & Finance	130	0	(117)	0	117	(130)	0	0	0	0
Non-Agency Mortgage-Backed Securities	0	9,000	0	0	0	(1)	0	0	8,999	(1)
Totals	$16,183	$10,493	$(7,610)	$17	$113	$(172)	$0	$0	$19,024	$(19)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$3,919	Proxy Pricing	Base Price	100.750	—
6,106	Third Party Vendor	Broker Quote	100.100	—
Non-Agency Mortgage-Backed Securities	8,999	Proxy Pricing	Base Price	99.999	—
Total	$19,024
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Fixed Income SHares: Series LD	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 181.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
Qatar National Bank SAQ 1.153% (LIBOR03M + 0.900%) due 12/22/2020 «~	$1,000	$999
Total Loan Participations and Assignments (Cost $999)		999
CORPORATE BONDS & NOTES 118.1%
BANKING & FINANCE 62.4%
AerCap Ireland Capital DAC 3.950% due 02/01/2022	500	506
Air Lease Corp. 2.750% due 01/15/2023 (d)	1,300	1,327
Aircastle Ltd. 5.500% due 02/15/2022 (d)	1,500	1,534
Ally Financial, Inc.
1.450% due 10/02/2023 (d)	1,000	998
4.250% due 04/15/2021	200	203
American Tower Corp. 3.375% due 05/15/2024 (d)	1,200	1,300
Aozora Bank Ltd.
2.550% due 09/09/2022 (d)	1,300	1,338
3.810% due 09/07/2021 (d)	700	718
Athene Global Funding 1.534% (US0003M + 1.230%) due 07/01/2022 ~(d)	2,000	2,016
Aviation Capital Group LLC
2.875% due 01/20/2022 (d)	1,100	1,092
6.750% due 04/06/2021	250	255
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023	400	404
Bank of New Zealand 3.500% due 02/20/2024 (d)	500	545
Barclays PLC
1.660% (US0003M + 1.380%) due 05/16/2024 ~	700	702
4.338% due 05/16/2024 •(d)	1,200	1,289
BGC Partners, Inc. 5.125% due 05/27/2021	300	305
BOC Aviation Ltd.
2.375% due 09/15/2021 (d)	800	806
3.000% due 05/23/2022 (d)	1,300	1,328
Cantor Fitzgerald LP 6.500% due 06/17/2022 (d)	200	216
Citigroup, Inc.
1.214% (US0003M + 0.950%) due 07/24/2023 ~(d)	1,500	1,511
1.380% (US0003M + 1.100%) due 05/17/2024 ~(d)	600	606
CK Hutchison International Ltd. 3.250% due 04/11/2024 (d)	1,000	1,067
Credit Suisse Group AG 1.489% due 06/12/2024 ~	700	706
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022 (d)	850	899
Danske Bank A/S
1.309% (US0003M + 1.060%) due 09/12/2023 ~(d)	1,500	1,489
2.000% due 09/08/2021 (d)	500	508
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	69	62
Five Corners Funding Trust 4.419% due 11/15/2023 (d)	500	556
Ford Motor Credit Co. LLC
4.250% due 09/20/2022 (d)	1,400	1,414
5.750% due 02/01/2021	500	505
General Motors Financial Co., Inc.
3.450% due 04/10/2022	270	278
3.550% due 07/08/2022 (d)	2,000	2,069
HSBC Holdings PLC 1.629% (US0003M + 1.380%) due 09/12/2026 ~(d)	2,070	2,052
Hutchison Whampoa International Ltd. 4.625% due 01/13/2022	200	209
Hyundai Capital Services, Inc. 2.875% due 03/16/2021 (d)	1,000	1,009
ICICI Bank Ltd. 5.750% due 11/16/2020	1,602	1,609

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2020 (Unaudited)

LeasePlan Corp. NV 2.875% due 10/24/2024 (d)	1,700	1,756
Mitsubishi UFJ Financial Group, Inc. 1.105% (US0003M + 0.860%) due 07/26/2023 ~(d)	2,000	2,020
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.250% due 09/07/2021 (d)	1,000	1,014
Morgan Stanley 1.664% (US0003M + 1.400%) due 10/24/2023 ~(d)	1,500	1,525
Nationwide Building Society 3.622% due 04/26/2023 •(d)	500	520
Natwest Group PLC
1.750% (US0003M + 1.470%) due 05/15/2023 ~(d)	1,000	1,004
3.498% due 05/15/2023 •(d)	600	622
4.519% due 06/25/2024 •(d)	900	971
Navient Corp.
5.875% due 03/25/2021	100	101
6.625% due 07/26/2021	400	407
Nissan Motor Acceptance Corp. 0.923% due 09/28/2022 •	1,000	973
Nomura Holdings, Inc.
1.851% due 07/16/2025	400	408
2.648% due 01/16/2025 (d)	1,700	1,791
OneMain Finance Corp.
6.125% due 05/15/2022	400	416
7.750% due 10/01/2021	600	629
ORIX Corp.
2.900% due 07/18/2022 (d)	1,200	1,243
3.200% due 01/19/2022	500	515
Pacific Life Global Funding 1.200% due 06/24/2025 (d)	1,100	1,113
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022 (d)	700	703
QNB Finance Ltd.
1.251% (US0003M + 1.000%) due 05/02/2022 ~	400	400
1.703% (US0003M + 1.450%) due 08/11/2021 ~(d)	600	604
Reliance Standard Life Global Funding 2.750% due 01/21/2027 (d)	900	941
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021 (d)	1,200	1,210
2.650% due 07/15/2021	600	605
3.000% due 07/15/2022	300	306
3.550% due 04/15/2024	300	315
Standard Chartered PLC
1.450% (US0003M + 1.200%) due 09/10/2022 ~(d)	500	502
2.744% due 09/10/2022 •(d)	1,300	1,321
Synchrony Financial 2.850% due 07/25/2022 (d)	1,000	1,030
WEA Finance LLC 3.150% due 04/05/2022	300	305
		58,701
INDUSTRIALS 48.6%
AbbVie, Inc.
2.300% due 11/21/2022 (d)	1,400	1,449
5.000% due 12/15/2021	400	417
Arrow Electronics, Inc. 3.500% due 04/01/2022 (d)	600	621
Bacardi Ltd. 4.500% due 01/15/2021	1,700	1,702
BAT Capital Corp.
2.764% due 08/15/2022 (d)	1,500	1,555
3.557% due 08/15/2027	400	433
Bayer U.S. Finance LLC 2.750% due 07/15/2021	100	102
Boeing Co.
2.300% due 08/01/2021 (d)	300	304
2.700% due 05/01/2022 (d)	800	816
Boral Finance Pty. Ltd. 3.000% due 11/01/2022 (d)	1,100	1,124
Broadcom, Inc.
3.459% due 09/15/2026 (d)	700	768
4.250% due 04/15/2026 (d)	1,100	1,240
Carrier Global Corp. 2.242% due 02/15/2025 (d)	800	835
Central Nippon Expressway Co. Ltd. 1.099% (US0003M + 0.850%) due 09/14/2021 ~(d)	1,400	1,400
Charter Communications Operating LLC
1.901% (US0003M + 1.650%) due 02/01/2024 ~	400	409
4.464% due 07/23/2022	1,200	1,271
4.500% due 02/01/2024	300	333
Crown Castle Towers LLC 3.222% due 05/15/2042 (d)	300	304
D.R. Horton, Inc. 4.375% due 09/15/2022 (d)	1,000	1,061

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2020 (Unaudited)

Daimler Finance North America LLC 2.550% due 08/15/2022 (d)	1,900	1,964
Dell International LLC
4.420% due 06/15/2021	150	154
5.450% due 06/15/2023 (d)	400	439
Delta Air Lines, Inc. 3.625% due 03/15/2022	1,400	1,377
GATX Corp. 0.969% (US0003M + 0.720%) due 11/05/2021 ~	200	200
General Mills, Inc. 6.610% due 10/15/2022 (d)	500	501
Georgia-Pacific LLC 3.734% due 07/15/2023 (d)	200	215
Gilead Sciences, Inc. 1.200% due 10/01/2027	700	702
Hyundai Capital America
2.850% due 11/01/2022	300	310
3.450% due 03/12/2021 (d)	700	708
Imperial Brands Finance PLC
3.125% due 07/26/2024 (d)	650	688
3.750% due 07/21/2022 (d)	1,100	1,150
Japan Tobacco, Inc. 2.000% due 04/13/2021	500	504
Kansas City Southern 3.000% due 05/15/2023 (d)	1,500	1,544
Kinder Morgan, Inc. 1.555% (US0003M + 1.280%) due 01/15/2023 ~(d)	1,300	1,307
Marriott International, Inc. 3.125% due 10/15/2021 (d)	1,700	1,723
Masco Corp. 5.950% due 03/15/2022	76	82
Mylan NV 3.150% due 06/15/2021 (d)	1,700	1,728
Nissan Motor Co. Ltd. 3.043% due 09/15/2023 (d)	1,000	1,014
Nutrition & Biosciences, Inc. 1.230% due 10/01/2025 (d)	1,000	1,000
Occidental Petroleum Corp. 1.730% (US0003M + 1.450%) due 08/15/2022 ~	900	801
Otis Worldwide Corp. 2.056% due 04/05/2025 (d)	900	947
Pacific National Finance Pty. Ltd. 6.000% due 04/07/2023 (d)	1,000	1,106
Reynolds American, Inc. 4.000% due 06/12/2022 (d)	600	633
Rolls-Royce PLC 2.375% due 10/14/2020	2,000	1,997
Ryder System, Inc. 2.875% due 06/01/2022 (d)	1,200	1,244
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022	300	318
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021	27	27
Spirit AeroSystems, Inc.
1.050% (US0003M + 0.800%) due 06/15/2021 ~(d)	950	899
3.950% due 06/15/2023 (d)	1,100	980
Sprint Spectrum Co. LLC 3.360% due 03/20/2023 (d)	200	202
Syngenta Finance NV 3.933% due 04/23/2021	200	203
Valero Energy Corp. 1.403% (US0003M + 1.150%) due 09/15/2023 ~(d)	1,000	997
Volkswagen Group of America Finance LLC 2.700% due 09/26/2022 (d)	500	519
Westinghouse Air Brake Technologies Corp.
4.400% due 03/15/2024	800	870
4.950% due 09/15/2028	300	351
Woodside Finance Ltd. 3.650% due 03/05/2025	100	106
		45,654
UTILITIES 7.1%
AT&T, Inc. 1.155% (US0003M + 0.890%) due 02/15/2023 ~(d)	1,100	1,110
Duquesne Light Holdings, Inc. 5.900% due 12/01/2021	300	315
Enel Finance International NV 4.250% due 09/14/2023	200	219
FirstEnergy Corp. 2.850% due 07/15/2022 (d)	700	718
Israel Electric Corp. Ltd. 5.000% due 11/12/2024	400	451
Pacific Gas & Electric Co.
1.750% due 06/16/2022 (d)	1,200	1,201
2.100% due 08/01/2027 (d)	200	195

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2020 (Unaudited)

2.950% due 03/01/2026		100	102
3.250% due 06/15/2023		100	104
3.400% due 08/15/2024		200	209
3.850% due 11/15/2023		100	106
Southern Power Co. 0.777% (US0003M + 0.550%) due 12/20/2020 ~		65	65
Sprint Communications, Inc. 6.000% due 11/15/2022		300	324
Sprint Corp. 7.250% due 09/15/2021		1,100	1,152
Telstra Corp. Ltd. 3.125% due 04/07/2025		100	110
Verizon Communications, Inc. 1.380% (US0003M + 1.100%) due 05/15/2025 ~(d)		200	205
Wisconsin Electric Power Co. 2.050% due 12/15/2024		100	105
			6,691
Total Corporate Bonds & Notes (Cost $109,336)			111,046
MUNICIPAL BONDS & NOTES 1.2%
ILLINOIS 0.3%
Illinois State General Obligation Notes, Series 2020 5.375% due 05/01/2023		300	319
PENNSYLVANIA 0.9%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 0.375% (US0003M + 0.130%) due 10/25/2036 ~		821	801
Total Municipal Bonds & Notes (Cost $1,108)			1,120
U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae 0.420% due 09/25/2022 •		6	6
Freddie Mac
2.202% due 07/15/2035 •		1,900	1,917
2.500% due 06/25/2034 (d)		855	860
4.152% due 01/15/2022 •		2	3
Ginnie Mae
0.606% due 10/20/2037 •		33	33
0.835% due 08/20/2061 •		2	2
0.955% due 05/20/2066 •		153	155
Total U.S. Government Agencies (Cost $2,959)			2,976
U.S. TREASURY OBLIGATIONS 4.1%
U.S. Treasury Inflation Protected Securities (a)
0.875% due 01/15/2029 (d)		2,155	2,510
U.S. Treasury Notes
0.375% due 03/31/2022 (d)		1,300	1,305
Total U.S. Treasury Obligations (Cost $3,726)			3,815
NON-AGENCY MORTGAGE-BACKED SECURITIES 17.3%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		1,000	1,001
AREIT Trust 2.772% due 04/14/2037 •		500	507
Avon Finance PLC 0.000% due 09/20/2048 •	GBP	900	1,159
Banc of America Funding Trust
0.456% due 02/20/2035 •		$4	4
2.820% due 09/20/2034 ~		46	45
Bancorp Commercial Mortgage Trust 1.202% due 09/15/2036 •		173	171
Bear Stearns Adjustable Rate Mortgage Trust
2.926% due 04/25/2033 ~		21	21
3.034% due 11/25/2034 ~		38	36
4.051% due 01/25/2034 ~		6	6
Brass PLC 0.980% due 11/16/2066 •		158	159
Citigroup Mortgage Loan Trust 2.530% due 10/25/2035 •		4	4
Countrywide Alternative Loan Trust 0.308% due 07/25/2036 •		70	71
Credit Suisse First Boston Mortgage Securities Corp.
3.505% due 06/25/2033 ~		12	12
6.500% due 04/25/2033		50	53
GSR Mortgage Loan Trust
2.195% due 08/25/2033 •		57	57
3.681% due 09/25/2035 ~		3	4
Hawksmoor Mortgage Funding PLC 1.112% due 05/25/2053 •	GBP	829	1,070

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2020 (Unaudited)

Holmes Master Issuer PLC 0.695% due 10/15/2054 •		$702	702
Impac CMB Trust
0.788% due 03/25/2035 •		267	262
1.148% due 07/25/2033 •		187	181
JPMorgan Chase Commercial Mortgage Securities Trust 1.602% due 12/15/2031 •		1,000	970
JPMorgan Mortgage Trust
3.056% due 09/25/2034 ~		6	6
3.358% due 02/25/2035 ~		2	2
3.599% due 04/25/2035 ~		89	94
3.650% due 06/25/2035 ~		11	11
4.241% due 02/25/2034 ~		25	25
Lanark Master Issuer PLC 1.026% due 12/22/2069 •		1,050	1,053
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		915	920
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.632% due 06/15/2030 •		13	13
2.610% due 10/20/2029 •		10	9
Merrill Lynch Mortgage Investors Trust
0.608% due 04/25/2029 •		4	4
0.788% due 10/25/2028 •		3	3
3.776% due 02/25/2035 ~		88	90
MF1 Ltd. 1.278% due 12/25/2034 •		2,000	1,974
Morgan Stanley Mortgage Loan Trust 2.966% due 11/25/2034 ~		5	5
Motel 6 Trust 1.072% due 08/15/2034 •		185	182
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~		926	980
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		1,373	1,480
Prime Mortgage Trust 0.548% due 02/25/2034 •		6	5
Sequoia Mortgage Trust
0.506% due 10/19/2026 •		55	54
0.916% due 10/20/2027 •		7	6
Structured Asset Mortgage Investments Trust
0.736% due 07/19/2034 •		29	29
0.816% due 09/19/2032 •		7	7
6.377% due 06/25/2029 ~		4	4
Structured Asset Securities Corp. Mortgage Loan Trust 0.748% due 10/25/2027 •		2	2
Thornburg Mortgage Securities Trust
0.788% due 09/25/2043 •		5	5
3.579% due 04/25/2045 ~		15	15
VMC Finance LLC 1.071% due 10/15/2035 •		391	381
WaMu Mortgage Pass-Through Certificates Trust
0.418% due 12/25/2045 •		136	134
0.438% due 10/25/2045 •		24	24
0.548% due 06/25/2044 •		20	19
0.888% due 11/25/2034 •		49	48
2.419% due 06/25/2042 •		5	5
Wells Fargo Commercial Mortgage Trust 1.001% due 12/13/2031 •		1,000	963
Wells Fargo-RBS Commercial Mortgage Trust 1.601% due 06/15/2044 •		1,204	1,205
Total Non-Agency Mortgage-Backed Securities (Cost $16,271)			16,252
ASSET-BACKED SECURITIES 35.1%
Amortizing Residential Collateral Trust 1.148% due 10/25/2034 •		226	222
Bear Stearns Asset-Backed Securities Trust
0.898% due 03/25/2035 •		1,000	967
0.948% due 10/27/2032 •		35	34
1.348% due 01/25/2045 •		342	343
Carrington Mortgage Loan Trust 1.392% due 10/20/2029 •		1,000	991
Chase Funding Trust 0.888% due 10/25/2032 •		59	58
Countrywide Asset-Backed Certificates Trust 0.628% due 05/25/2036 •		500	489
Delta Funding Home Equity Loan Trust 0.972% due 09/15/2029 •		6	6
Fair Oaks Loan Funding DAC 1.900% due 07/15/2031 •	EUR	800	948
Finance America Mortgage Loan Trust 0.973% due 08/25/2034 •		$129	127
First Franklin Mortgage Loan Trust 0.308% due 04/25/2036 •		1,203	1,166
GSAMP Trust 0.408% due 06/25/2036 •		800	768

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2020 (Unaudited)

Gulf Stream Meridian Ltd. 2.478% due 10/15/2029 •	900	902
Halcyon Loan Advisors Funding Ltd. 1.192% due 04/20/2027 •	465	464
LCM LP 1.312% due 10/20/2027 •	250	248
MidOcean Credit CLO 1.522% due 01/20/2029 •	800	797
Monarch Grove CLO 1.125% due 01/25/2028 •	1,263	1,251
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	1,700	1,704
1.690% due 05/15/2069	1,865	1,891
New Century Home Equity Loan Trust 1.078% due 11/25/2034 •	739	715
NovaStar Mortgage Funding Trust 0.808% due 01/25/2036 •	1,394	1,383
Palmer Square CLO Ltd. 1.130% due 08/15/2026 •	559	558
Palmer Square Loan Funding Ltd.
1.053% due 02/20/2028 •	955	951
1.164% due 10/24/2027 •	1,105	1,103
PFS Financing Corp. 0.930% due 08/15/2024	200	200
RAAC Trust 0.698% due 01/25/2046 •	922	916
Residential Mortgage Loan Trust 1.648% due 09/25/2029 •	3	3
Securitized Asset-Backed Receivables LLC Trust 0.823% due 01/25/2035 •	395	377
SLM Student Loan Trust
0.800% due 12/15/2025 •	252	251
0.995% due 04/25/2023 •	633	597
1.745% due 04/25/2023 •	393	386
1.945% due 07/25/2023 •	320	316
SMB Private Education Loan Trust
0.998% due 09/15/2054 •	4,000	3,956
1.152% due 06/15/2027 •	117	117
SoFi Professional Loan Program LLC 3.020% due 02/25/2040	152	157
SP-STATIC CLO Ltd. 1.635% due 07/22/2028 •	1,000	999
Towd Point Mortgage Trust
1.148% due 05/25/2058 •	1,074	1,076
1.148% due 10/25/2059 •	928	929
1.636% due 04/25/2060 ~	1,938	1,976
2.710% due 01/25/2060 ~	687	719
3.000% due 11/25/2059 ~	777	790
Venture CLO Ltd. 1.502% due 04/20/2029 •	900	897
Zais CLO Ltd. 1.425% due 04/15/2028 •	275	275
Total Asset-Backed Securities (Cost $32,890)		33,023
SOVEREIGN ISSUES 0.3%
Export-Import Bank of India 1.247% (US0003M + 1.000%) due 08/21/2022 ~	250	248
Total Sovereign Issues (Cost $250)		248
	SHARES
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
JPMorgan Chase & Co. 3.738% (US0003M + 3.470%) due 10/30/2020 ~(b)	440,000	422

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2020 (Unaudited)

Total Preferred Securities (Cost $440)		422
SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (c) 0.5%		468
	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 0.5%
Illinois State General Obligation Notes, Series 2020 4.875% due 05/01/2021	$500	508
Total Municipal Bonds & Notes (Cost $500)		508
Total Short-Term Instruments (Cost $968)		976
Total Investments in Securities (Cost $168,947)		170,877
	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	41,268	407
Total Short-Term Instruments (Cost $407)		407
Total Investments in Affiliates (Cost $407)		407
Total Investments 182.2% (Cost $169,354)		$171,284
Financial Derivative Instruments (e)(f) 0.2%(Cost or Premiums, net $(329))		204
Other Assets and Liabilities, net (82.4)%		(77,467)
Net Assets 100.0%		$94,021

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$468	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	$(477)	$468	$468
Total Repurchase Agreements	$(477)	$468	$468
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	0.150%	07/29/2020	TBD(2)	$(185)	$(185)
FOB	0.300	09/21/2020	TBD(2)	(3,666)	(3,666)
0.350	09/14/2020	10/14/2020	(13,932)	(13,935)
0.350	09/15/2020	TBD(2)	(3,000)	(3,000)
0.350	09/16/2020	TBD(2)	(3,142)	(3,142)
0.400	08/04/2020	TBD(2)	(576)	(576)
0.450	09/25/2020	TBD(2)	(939)	(939)
NOM	0.500	09/23/2020	10/28/2020	(1,204)	(1,204)
RCY	0.210	10/01/2020	11/03/2020	(836)	(835)
0.220	08/31/2020	10/01/2020	(1,062)	(1,063)
SOG	0.450	07/16/2020	TBD(2)	(17,997)	(18,015)
0.450	08/11/2020	TBD(2)	(1,190)	(1,191)
TDM	0.380	08/05/2020	TBD(2)	(2,020)	(2,021)
0.380	08/27/2020	TBD(2)	(26,618)	(26,628)
0.380	09/04/2020	TBD(2)	(770)	(770)
UBS	0.500	07/29/2020	TBD(2)	(1,025)	(1,026)
Total Reverse Repurchase Agreements	$(78,196)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
BPG	0.170%	09/24/2020	10/01/2020	$(954)	$(954)
TDL	0.160	09/28/2020	10/05/2020	(1,104)	(1,104)
0.170	09/30/2020	10/01/2020	(720)	(720)
Total Sale-Buyback Transactions	$(2,778)
(d)	Securities with an aggregate market value of $84,272 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(66,490) at a weighted average interest rate of 1.060%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2020 (Unaudited)

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note November 2020 Futures	$109.000	10/23/2020	51	$102	$1	$0
Call - CBOT U.S. Treasury 5-Year Note November 2020 Futures	129.000	10/23/2020	32	32	0	0
Total Purchased Options	$1	$0
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers' Acceptance December Futures	12/2022	105	$19,592	$11	$3	$(2)
3-Month Canada Bankers' Acceptance June Futures	06/2021	158	29,513	42	3	(2)
3-Month Canada Bankers' Acceptance June Futures	03/2023	8	1,492	0	0	0
3-Month Canada Bankers' Acceptance September Futures	09/2022	6	1,120	0	0	0
90-Day Eurodollar June Futures	06/2022	228	56,869	(39)	0	0
U.S. Treasury 2-Year Note December Futures	12/2020	448	98,991	36	0	(3)
$50	$6	$(7)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2020	249	$(31,382)	$(38)	$25	$0
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2020	61	(9,755)	5	29	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2020	14	(3,105)	22	28	0
$(11)	$82	$0
Total Futures Contracts	$39	$88	$(7)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin(4)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$6,900	$4	$(350)	$(346)	$0	$(11)
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	6,600	(278)	(4)	(282)	5	(6)
$(274)	$(354)	$(628)	$5	$(17)
INTEREST RATE SWAPS - BASIS SWAPS
Variation Margin(4)
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(5)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$7,400	$0	$1	$1	$0	$0
3-Month USD-LIBOR(5)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	5,700	0	1	1	0	0
$0	$1	$1	$0	$0
INTEREST RATE SWAP
Variation Margin(4)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.625%	Semi-Annual	01/06/2030	3,300	$(18)	$(278)	$(296)	$9	$0

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2020 (Unaudited)

Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	2,100	22	(121)	(99)	4	0
$4	$(399)	$(395)	$13	$0
Total Swap Agreements	$(270)	$(752)	$(1,022)	$18	$(17)
Cash of $1,578 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Unsettled variation margin liability of $(8) for closed swap agreements is outstanding at period end.
(5)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	10/2020	$415	CAD	555	$2	$0
11/2020	CAD	555	$415	0	(2)
BPS	10/2020	AUD	1,736	1,273	30	0
10/2020	JPY	642,600	6,086	0	(7)
10/2020	$2,124	JPY	225,209	11	0
11/2020	6,089	642,600	7	0
JPM	10/2020	GBP	871	$1,130	6	0
10/2020	$964	CAD	1,290	5	0
11/2020	CAD	1,290	$964	0	(5)
MYI	10/2020	AUD	1,733	1,247	6	0
10/2020	CAD	1,070	811	7	0
10/2020	$1,337	AUD	1,892	18	0
10/2020	2,055	JPY	217,891	11	0
11/2020	AUD	1,892	$1,337	0	(18)
SCX	10/2020	EUR	806	965	20	0
10/2020	$1,683	AUD	2,374	17	0
11/2020	AUD	2,373	$1,683	0	(17)
11/2020	EUR	806	946	0	0
SSB	10/2020	GBP	898	1,193	34	0
10/2020	$800	CAD	1,072	5	0
11/2020	CAD	1,072	$800	0	(5)
11/2020	GBP	1,769	2,267	0	(16)
TOR	10/2020	AUD	797	578	7	0
10/2020	CAD	1,847	1,412	25	0
10/2020	$1,882	JPY	199,500	10	0
Total Forward Foreign Currency Contracts	$221	$(70)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC AUD versus USD	$0.950	12/04/2020	3,100	$0	$0
Put - OTC USD versus CAD	CAD	1.100	12/03/2020	2,000	0	0
JPM	Call - OTC AUD versus USD	$0.920	12/18/2020	2,000	0	0
Call - OTC USD versus JPY	JPY	120.000	12/10/2020	2,000	0	0
Call - OTC USD versus JPY	120.000	12/15/2020	4,300	1	0
Call - OTC USD versus JPY	120.000	12/22/2020	800	0	0
Total Purchased Options	$1	$0
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	$101.438	10/07/2020	2,900	$(12)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.141	10/07/2020	900	(3)	0

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2020 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.188	10/07/2020	300	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.906	11/05/2020	900	(4)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.953	11/05/2020	900	(4)	(1)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050	104.500	10/07/2020	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050	105.320	10/07/2020	500	(1)	0
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2050	102.156	11/12/2020	300	(1)	0
	Put - OTC Ginnie Mae, TBA 2.000% due 12/01/2050	102.188	12/14/2020	500	(3)	(2)
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2050 «	103.594	01/14/2021	1,600	(6)	(6)
	Put - OTC Ginnie Mae, TBA 3.000% due 12/01/2050	104.000	12/14/2020	400	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.555	10/07/2020	400	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.602	10/07/2020	800	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.293	10/07/2020	700	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	103.602	10/07/2020	800	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.922	11/05/2020	500	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	102.438	11/05/2020	300	(2)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	102.438	11/05/2020	300	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	103.922	11/05/2020	500	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050	102.094	12/07/2020	200	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050	104.094	12/07/2020	200	0	0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	102.063	11/05/2020	800	(4)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	103.063	11/05/2020	800	(4)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050	104.484	10/07/2020	200	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2050	103.969	11/05/2020	200	(1)	0
Total Written Options					$(61)	$(21)
(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory		Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments		$0		$0	$999	$999
Corporate Bonds & Notes
Banking & Finance		0		58,701	0	58,701
Industrials		0		45,654	0	45,654
Utilities		0		6,691	0	6,691
Municipal Bonds & Notes
Illinois		0		319	0	319
Pennsylvania		0		801	0	801
U.S. Government Agencies		0		2,976	0	2,976
U.S. Treasury Obligations		0		3,815	0	3,815
Non-Agency Mortgage-Backed Securities		0		16,252	0	16,252
Asset-Backed Securities		0		33,023	0	33,023
Sovereign Issues		0		248	0	248
Preferred Securities
Banking & Finance		0		422	0	422
Short-Term Instruments
Repurchase Agreements		0		468	0	468
Municipal Bonds & Notes		0		508	0	508
		$0		$169,878	$999	$170,877
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes		$407		$0	$0	$407
Total Investments		$407		$169,878	$999	$171,284
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared		88		18	0	106
Over the counter		0		221	0	221
		$88		$239	$0	$327
Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2020 (Unaudited)

Exchange-traded or centrally cleared	(7)	(17)	0	(24)
Over the counter	0	(85)	(6)	(91)
$(7)	$(102)	$(6)	$(115)
Total Financial Derivative Instruments	$81	$137	$(6)	$212
Totals	$488	$170,015	$993	$171,496

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2020:
Category and Subcategory	Beginning Balance at 12/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,002	$0	$0	$3	$0	$(6)	$0	$0	$999	$(5)
$1,002	$0	$0	$3	$0	$(6)	$0	$0	$999	$(5)
Financial Derivative Instruments – Liabilities
Over the counter	$0	$0	$(6)	$0	$0	$0	$0	$0	$(6)	$0
Totals	$1,002	$0	$(6)	$3	$0	$(6)	$0	$0	$993	$(5)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$999	Third Party Vendor	Broker Quote	99.925	—
Financial Derivative Instruments - Liabilities
Over the counter	(6)	Other Valuation Techniques(2)	—	—	—
Total	$993
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Schedule of Investments PIMCO Fixed Income SHares: Series M	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 160.0% ¤
CORPORATE BONDS & NOTES 33.1%
BANKING & FINANCE 20.7%
AerCap Ireland Capital DAC 5.000% due 10/01/2021		$15,800	$16,290
American Tower Corp.
2.100% due 06/15/2030		3,200	3,239
3.100% due 06/15/2050		1,900	1,885
Banco Santander Mexico S.A. 4.125% due 11/09/2022		26,100	27,503
Barclays Bank PLC 7.625% due 11/21/2022 (e)		5,500	6,052
Barclays PLC
3.375% due 04/02/2025 •	EUR	4,600	5,860
4.375% due 01/12/2026		$1,400	1,570
4.972% due 05/16/2029 •		3,100	3,625
6.375% due 12/15/2025 •(d)(e)	GBP	1,500	1,922
7.125% due 06/15/2025 •(d)(e)		200	270
8.000% due 06/15/2024 •(d)(e)		$3,800	4,049
BGC Partners, Inc. 5.375% due 07/24/2023		10,200	10,843
BPCE S.A. 4.625% due 07/11/2024		14,300	15,763
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	4,360
Credit Suisse AG 6.500% due 08/08/2023 (e)		16,000	18,178
Credit Suisse Group AG
6.250% due 12/18/2024 •(d)(e)		1,300	1,397
7.125% due 07/29/2022 •(d)(e)		12,000	12,501
7.500% due 12/11/2023 •(d)(e)		1,200	1,313
Crown Castle International Corp. 4.450% due 02/15/2026		8,000	9,170
CyrusOne LP 1.450% due 01/22/2027	EUR	7,500	8,747
Deutsche Bank AG
3.961% due 11/26/2025 •		$9,000	9,577
4.250% due 10/14/2021		800	823
Discover Financial Services 4.500% due 01/30/2026		4,500	5,140
EPR Properties 4.950% due 04/15/2028		700	677
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		4,000	4,387
Ford Motor Credit Co. LLC
3.550% due 10/07/2022		4,300	4,265
3.810% due 01/09/2024		1,000	992
General Motors Financial Co., Inc.
3.950% due 04/13/2024		1,000	1,059
4.250% due 05/15/2023		9,630	10,246
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		4,500	5,051
Harborwalk Funding Trust 5.077% due 02/15/2069 •		4,500	5,555
HSBC Holdings PLC
2.099% due 06/04/2026 •		6,000	6,080
4.583% due 06/19/2029 •		3,400	3,913
6.000% due 05/22/2027 •(d)(e)		1,000	1,026
ING Groep NV 4.625% due 01/06/2026		5,200	6,106
Intesa Sanpaolo SpA 6.500% due 02/24/2021		2,300	2,348
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		6,400	6,656
7.500% due 09/27/2025 •(d)(e)		6,000	6,393
Morgan Stanley 7.500% due 04/02/2032 þ(f)		8,000	7,155
Natwest Group PLC 4.800% due 04/05/2026		2,000	2,315
Ohio National Financial Services, Inc. 5.550% due 01/24/2030		6,300	5,976
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		800	797

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

5.250% due 08/15/2022		4,200	4,219
Piper Jaffray Cos. 4.740% due 10/15/2021		4,000	4,000
Sabra Health Care LP 3.900% due 10/15/2029		4,600	4,488
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,000	2,142
Santander UK Group Holdings PLC 3.373% due 01/05/2024 •		1,000	1,046
Service Properties Trust 5.000% due 08/15/2022		8,500	8,491
Teachers Insurance & Annuity Association of America 3.300% due 05/15/2050		5,000	5,172
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	98	169
5.744% due 04/13/2040		626	1,073
5.801% due 10/13/2040		680	1,179
UBS AG
5.125% due 05/15/2024 (e)		$2,200	2,428
7.625% due 08/17/2022 (e)		14,600	16,264
UniCredit SpA 7.830% due 12/04/2023		8,500	9,966
VEREIT Operating Partnership LP 4.875% due 06/01/2026		1,000	1,116
Volkswagen Bank GmbH 2.500% due 07/31/2026	EUR	4,000	5,115
Wells Fargo & Co.
3.584% due 05/22/2028 •		$600	672
4.100% due 06/03/2026		400	451
4.150% due 01/24/2029		1,600	1,881
			320,946
INDUSTRIALS 10.5%
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		3,500	3,678
American Airlines Pass-Through Trust
3.150% due 08/15/2033		4,826	4,573
3.375% due 11/01/2028		4,740	3,917
3.500% due 08/15/2033		579	482
4.950% due 07/15/2024		2,235	1,921
Bacardi Ltd.
4.700% due 05/15/2028		1,000	1,163
5.150% due 05/15/2038		2,600	3,174
Bon Secours Mercy Health, Inc. 3.464% due 06/01/2030		6,000	6,749
Bowdoin College 4.693% due 07/01/2112		6,600	7,724
Charter Communications Operating LLC 4.908% due 07/23/2025		100	116
Citrix Systems, Inc. 4.500% due 12/01/2027		3,100	3,555
Conagra Brands, Inc. 4.850% due 11/01/2028		100	122
CVS Health Corp. 3.700% due 03/09/2023		3,665	3,927
CVS Pass-Through Trust 7.507% due 01/10/2032		5,538	6,917
DAE Funding LLC 5.250% due 11/15/2021		6,200	6,293
Dell International LLC
6.020% due 06/15/2026		8,700	10,230
6.100% due 07/15/2027		900	1,064
6.200% due 07/15/2030		1,300	1,561
DP World PLC 2.375% due 09/25/2026	EUR	6,300	7,482
Energy Transfer Operating LP 4.200% due 04/15/2027		$300	311
General Electric Co. 5.875% due 01/14/2038		508	593
Infor, Inc. 1.450% due 07/15/2023		2,600	2,637
Kinder Morgan, Inc.
5.625% due 11/15/2023		1,150	1,297
7.750% due 01/15/2032		2,200	3,063
Marvell Technology Group Ltd. 4.875% due 06/22/2028		6,300	7,609
Micron Technology, Inc. 4.185% due 02/15/2027		4,100	4,662
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		5,950	6,035
4.810% due 09/17/2030		2,100	2,110
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/30/2020 (c)(d)		46	0
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		1,700	1,790

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

Petroleos Mexicanos 5.500% due 02/24/2025	EUR	13,000	15,414
Prosus NV 3.680% due 01/21/2030		$5,500	5,944
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		8,300	9,403
6.250% due 03/15/2022		5,400	5,732
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		3,800	3,941
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	1,125	1,225
3.250% due 04/15/2022		4,250	4,984
Total Capital International S.A. 3.386% due 06/29/2060		$3,000	3,155
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		3,983	3,309
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		2,500	2,718
Yara International ASA 3.148% due 06/04/2030		2,000	2,142
			162,722
UTILITIES 1.9%
AT&T, Inc. 3.650% due 06/01/2051		10,000	10,148
Exelon Corp. 3.950% due 06/15/2025		2,500	2,820
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		2,600	2,951
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		12	12
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		93	24
Pacific Gas & Electric Co.
3.150% due 01/01/2026		3,200	3,289
3.400% due 08/15/2024		1,000	1,046
3.450% due 07/01/2025		1,300	1,362
3.500% due 06/15/2025		1,100	1,159
4.500% due 07/01/2040		1,500	1,530
4.550% due 07/01/2030		1,300	1,412
4.750% due 02/15/2044		3,000	3,074
			28,827
Total Corporate Bonds & Notes (Cost $492,005)			512,495
MUNICIPAL BONDS & NOTES 6.0%
CALIFORNIA 0.7%
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040		3,500	5,577
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120		4,800	5,104
			10,681
ILLINOIS 0.1%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029		1,100	1,375
NEW JERSEY 0.5%
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119		5,800	7,431
NEW YORK 0.9%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018 3.960% due 08/01/2032		4,420	5,055
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069		8,000	8,171
			13,226
OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.734% due 02/15/2033		900	1,361
PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039		600	859

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

State Public School Building Authority, Pennsylvania Revenue Bonds, Series 2011 5.426% due 09/15/2026	8,500	10,044
		10,903
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	555	557
VIRGINIA 1.6%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	18,350	18,947
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,600	6,119
		25,066
WEST VIRGINIA 1.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	20,850	22,327
Total Municipal Bonds & Notes (Cost $76,860)		92,927
U.S. GOVERNMENT AGENCIES 52.6%
Fannie Mae
2.215% due 09/01/2032 •	6	6
2.468% due 05/01/2028 •	3	4
3.579% due 05/01/2033 •	44	45
3.585% due 12/01/2034 •	34	36
3.598% due 11/01/2032 •	6	6
3.910% due 10/01/2032 •	6	6
3.929% due 01/01/2033 •	14	14
4.050% due 10/01/2034 •	38	39
4.095% due 09/01/2027 •	25	25
4.409% due 05/25/2042 ~	9	10
4.427% due 03/25/2041 ~	9	9
6.500% due 07/18/2027	13	15
Freddie Mac
0.602% due 08/15/2029 - 12/15/2031 •	19	19
0.652% due 09/15/2030 •	3	3
0.702% due 03/15/2032 •	3	3
0.802% due 02/15/2024 •	216	215
1.302% due 09/15/2022 •	5	5
1.502% due 08/15/2023 •	2	2
2.375% due 08/01/2029 •	5	5
2.839% due 07/01/2032 •	2	2
3.328% due 02/01/2033 •	16	17
3.452% due 02/01/2029 •	20	20
3.455% due 08/01/2032 •	18	19
4.000% due 01/01/2032 •	19	19
4.000% due 11/01/2047	27	30
4.250% due 10/01/2032 •	8	8
4.500% due 10/01/2032 •	46	46
6.000% due 12/15/2028	121	137
6.500% due 12/15/2023	1	2
7.000% due 04/01/2029 - 03/01/2030	7	7
7.500% due 08/15/2030	22	26
Ginnie Mae
2.875% (H15T1Y + 1.500%) due 06/20/2021 - 06/20/2026 ~•	31	32
2.875% due 04/20/2027 - 06/20/2032 •	28	28
3.000% (H15T1Y + 1.500%) due 01/20/2022 - 01/20/2026 ~•	15	15
3.000% due 01/20/2027 - 03/20/2032 •	67	68
3.125% (H15T1Y + 1.500%) due 11/20/2023 - 10/20/2026 ~•	17	18
3.125% due 10/20/2027 •	4	5
3.250% (H15T1Y + 1.500%) due 07/20/2021 - 08/20/2026 ~•	33	33
3.250% due 07/20/2027 - 07/20/2029 •	25	26
3.375% (H15T1Y + 2.000%) due 06/20/2022 ~•	4	4
NCUA Guaranteed Notes 0.605% due 10/07/2020 •	452	452
Uniform Mortgage-Backed Security
3.000% due 01/01/2046	199	210
3.500% due 05/01/2047	308	327
4.000% due 12/01/2044 - 03/01/2049	7,770	8,280
6.000% due 09/01/2022 - 12/01/2023	22	22
6.500% due 12/01/2028	1	1
7.000% due 11/01/2038	13	14
7.010% due 08/01/2022	3	3
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050	97,000	99,861
2.500% due 11/01/2050 - 12/01/2050	479,200	501,474
3.000% due 11/01/2050	53,350	55,903
3.500% due 10/01/2035	3,000	3,173
4.000% due 11/01/2050	6,100	6,512
4.500% due 10/01/2050	127,000	137,403

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

Vendee Mortgage Trust 6.500% due 09/15/2024	160	175
Total U.S. Government Agencies (Cost $814,446)		814,839
U.S. TREASURY OBLIGATIONS 17.4%
U.S. Treasury Bonds
1.250% due 05/15/2050	8,400	7,962
2.250% due 08/15/2049	13,000	15,464
U.S. Treasury Notes
0.625% due 05/15/2030 (h)	50,200	50,028
1.500% due 01/31/2027 (j)(l)	50,331	53,789
1.500% due 02/15/2030 (h)	132,600	143,042
Total U.S. Treasury Obligations (Cost $263,563)		270,285
NON-AGENCY MORTGAGE-BACKED SECURITIES 16.5%
Adjustable Rate Mortgage Trust
2.766% due 11/25/2035 ^~	63	57
3.076% due 01/25/2036 ^~	35	33
3.106% due 11/25/2035 ^~	106	91
3.406% due 02/25/2036 ^~	112	87
American Home Mortgage Assets Trust
0.338% due 09/25/2046 ^•	537	522
0.358% due 10/25/2046 •	488	326
1.939% due 11/25/2046 •	555	242
Banc of America Alternative Loan Trust
6.000% due 07/25/2046 ^	123	119
16.614% due 09/25/2035 ^•	95	102
Banc of America Funding Trust
0.315% due 08/27/2036 ~	7,763	6,984
0.346% due 10/20/2036 •	128	115
0.358% due 04/25/2037 ^•	97	87
0.456% due 05/20/2047 •	50	48
0.548% due 05/25/2037 ^•	92	82
3.068% due 09/20/2047 ^~	98	81
3.373% due 04/20/2035 ^~	89	84
3.576% due 09/20/2046 ^~	74	67
3.895% due 02/20/2036 ~	236	229
5.500% due 03/25/2036 ^	14	13
5.831% due 04/25/2037 ~	618	626
Banc of America Mortgage Trust
3.117% due 07/25/2035 ^~	15	15
3.771% due 05/25/2035 ^~	525	514
3.848% due 02/25/2034 ~	128	127
5.500% due 09/25/2035 ^	287	282
5.500% due 05/25/2037 ^	109	98
BCAP LLC Trust
0.298% due 05/25/2047 ^•	57	54
0.368% due 05/25/2047 ^•	369	355
0.587% due 07/26/2036 ~	42	42
0.675% due 05/26/2035 •	16	16
0.798% due 09/25/2047 •	80	76
1.348% due 10/25/2047 •	14,207	12,760
2.011% due 11/26/2046 •	95	95
3.447% due 07/26/2036 ~	102	103
3.620% due 07/26/2036 ~	27	24
3.643% due 03/26/2037 ~	92	79
3.834% due 03/27/2037 ~	303	255
Bear Stearns Adjustable Rate Mortgage Trust
2.410% due 10/25/2035 •	311	313
3.162% due 02/25/2036 ^~	73	73
3.195% due 11/25/2034 ~	56	55
3.458% due 08/25/2035 ~	24	22
3.506% due 03/25/2035 ~	49	48
3.532% due 05/25/2034 ~	31	29
3.540% due 01/25/2034 ~	53	54
3.584% due 10/25/2035 ~	52	52
3.699% due 01/25/2035 ~	10	11
3.783% due 06/25/2035 ^~	12	12
3.850% due 02/25/2034 ~	49	49
3.874% due 05/25/2047 ^~	178	173
3.918% due 12/25/2046 ^•	666	578
Bear Stearns ALT-A Trust
0.588% due 04/25/2036 ^•	126	155
3.291% due 02/25/2036 ^~	328	276
3.408% due 06/25/2034 ~	1,920	1,717
3.411% due 08/25/2036 ^~	313	263
3.461% due 01/25/2036 ~	4,348	4,111
3.502% due 05/25/2035 ~	72	72
3.538% due 02/25/2036 ^~	35	34
3.622% due 11/25/2036 ^~	101	73
3.857% due 05/25/2036 ^~	468	320
4.442% due 07/25/2035 ^~	503	418
Bear Stearns Mortgage Funding Trust 0.338% due 01/25/2037 •	78	69

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

Bear Stearns Mortgage Securities, Inc. 6.294% due 03/25/2031 ~	2	2
Bear Stearns Structured Products, Inc. Trust 3.072% due 01/26/2036 ^~	595	494
Benchmark Mortgage Trust 2.952% due 08/15/2057	4,565	5,112
Cascade Funding Mortgage Trust 2.800% due 06/25/2069 ~	3,467	3,479
Chase Mortgage Finance Trust
3.132% due 09/25/2036 ^~	1,118	995
3.650% due 03/25/2037 ^~	63	61
3.859% due 03/25/2037 ^~	35	34
6.000% due 05/25/2037 ^	118	83
ChaseFlex Trust
0.448% due 07/25/2037 •	179	159
4.174% due 08/25/2037 ^þ	34	33
5.000% due 07/25/2037 ^	92	69
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.378% due 10/25/2035 •	1,258	1,217
Citigroup Mortgage Loan Trust
0.368% due 01/25/2037 •	3,045	2,730
2.302% due 09/25/2037 ~	81	80
2.530% due 10/25/2035 •	73	72
2.977% due 10/25/2046 ^~	157	143
3.177% due 08/25/2035 ~	16	16
3.228% due 09/25/2059 þ	8,191	8,273
3.258% due 04/25/2066 ~	179	182
3.355% due 09/25/2037 ^~	406	391
3.534% due 07/25/2037 ^~	840	782
3.642% due 03/25/2037 ^~	63	58
4.190% due 11/25/2035 •	43	42
5.500% due 12/25/2035	168	132
6.250% due 11/25/2037 ~	111	78
Citigroup Mortgage Loan Trust, Inc.
3.023% due 08/25/2035 ~	593	602
3.248% due 12/25/2035 ^~	94	65
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037 ^	126	130
Community Program Loan Trust 4.500% due 04/01/2029	58	59
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	120	87
Countrywide Alternative Loan Trust
0.288% due 08/25/2037 •	554	526
0.318% due 11/25/2036 •	155	163
0.318% due 01/25/2037 ^•	76	83
0.323% due 11/25/2036 •	6,196	5,667
0.328% due 11/25/2036 •	73	75
0.328% due 05/25/2047 •	1,068	986
0.336% due 02/20/2047 ^•	1,238	943
0.338% due 07/25/2046 ^•	70	65
0.338% due 09/25/2046 ^•	349	327
0.366% due 07/20/2046 ^•	42	32
0.458% due 08/25/2035 ^•	145	126
0.615% due 05/25/2035 •	1,625	1,472
0.648% due 05/25/2035 ^•	2,436	2,154
0.648% due 06/25/2035 •	98	90
0.668% due 07/25/2035 •	109	104
0.668% due 12/25/2035 •	838	769
0.768% due 10/25/2035 •	41	34
0.878% due 11/25/2035 •	936	923
2.019% due 02/25/2036 •	419	386
2.269% due 11/25/2047 ^•	795	684
2.399% due 11/25/2047 ^•	2,207	1,913
3.109% due 08/25/2035 ~	177	168
3.285% due 05/25/2036 ~	32	26
3.468% due 06/25/2037 ^~	121	115
3.592% due 11/25/2035 ^~	88	75
5.500% due 11/25/2035	99	78
5.500% due 02/25/2036 ^	66	56
5.750% due 03/25/2037 ^•	116	93
5.750% due 07/25/2037 ^	19	16
5.750% due 04/25/2047 ^	127	103
6.000% due 12/25/2034	68	69
6.000% due 03/25/2036 ^	194	139
6.000% due 08/25/2036 ^•	65	55
6.000% due 08/25/2036 ^	633	532
6.000% due 02/25/2037 ^	473	312
6.000% due 04/25/2037 ^	81	65
6.000% due 04/25/2037	11,599	11,811
6.000% due 05/25/2037 ^	384	250
6.000% due 08/25/2037 ^•	415	309
6.250% due 11/25/2036 ^	81	73
6.500% due 05/25/2036 ^	1,481	1,102
6.500% due 12/25/2036 ^	69	47
6.500% due 08/25/2037 ^	386	250

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

19.393% due 07/25/2035 •		40	51
Countrywide Home Loan Mortgage Pass-Through Trust
0.488% due 03/25/2036 •		152	79
0.608% due 05/25/2035 •		70	61
0.688% due 02/25/2035 •		12	12
0.768% due 03/25/2035 •		231	219
0.888% due 02/25/2035 •		297	267
0.928% due 02/25/2035 •		252	227
2.195% due 02/20/2036 ^•		24	21
2.444% due 10/20/2035 ~		36	35
2.640% due 04/25/2035 ^~		36	4
2.988% due 08/25/2034 ~		3,818	3,803
3.005% due 08/25/2034 ^~		44	42
3.205% due 05/20/2036 ^~		117	117
3.391% due 11/25/2037 ~		154	137
3.465% due 01/25/2036 ^~		67	63
3.557% due 06/25/2034 ~		597	622
3.613% due 02/20/2036 ~		181	176
3.620% due 05/20/2036 ~		47	45
3.735% due 11/25/2034 ~		65	64
5.500% due 07/25/2037 ^		330	242
5.750% due 12/25/2035 ^		86	68
6.000% due 02/25/2037 ^		326	255
6.000% due 03/25/2037 ^		122	94
6.000% due 07/25/2037		193	127
6.500% due 11/25/2036 ^		754	486
Countrywide Home Loan Reperforming REMIC Trust 6.000% due 03/25/2035 ^		62	63
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032 ~		12	11
1.298% due 09/25/2034 ^•		58	61
Credit Suisse Mortgage Capital Certificates
0.835% due 12/27/2035 •		62	62
3.448% due 04/26/2038 ~		473	473
3.507% due 08/26/2058		4,812	4,852
3.815% due 04/28/2037 ~		294	289
Credit Suisse Mortgage Capital Trust 0.652% due 05/27/2037 •		22	21
Deutsche ALT-A Securities, Inc. 0.448% due 04/25/2037 •		308	209
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.308% due 01/25/2047 •		38	39
0.338% due 08/25/2047 •		318	293
Deutsche Mortgage & Asset Receiving Corp. 0.697% due 11/27/2036 •		205	197
Downey Savings & Loan Association Mortgage Loan Trust 0.476% due 07/19/2045 ^•		8	0
Eurosail PLC 1.010% due 06/13/2045 •	GBP	3,723	4,775
First Horizon Alternative Mortgage Securities Trust
2.571% due 04/25/2036 ^~		$131	123
3.050% due 01/25/2036 ^~		206	150
First Horizon Mortgage Pass-Through Trust 3.441% due 11/25/2037 ^~		43	41
GMAC Mortgage Corp. Loan Trust 3.864% due 11/19/2035 ^~		114	108
GreenPoint Mortgage Funding Trust 0.348% due 12/25/2046 ^•		306	279
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~		5,000	4,833
GSC Capital Corp. Mortgage Trust 0.328% due 05/25/2036 ^•		106	99
GSR Mortgage Loan Trust
2.887% due 11/25/2035 ~		108	77
2.962% due 09/25/2035 ~		56	56
3.337% due 09/25/2034 ~		56	56
3.681% due 09/25/2035 ~		139	142
3.864% due 04/25/2035 ~		26	25
3.877% due 04/25/2035 ~		46	45
HarborView Mortgage Loan Trust
0.346% due 01/19/2038 •		40	36
0.361% due 12/19/2036 •		6,316	5,562
0.396% due 12/19/2036 ^•		4,497	4,137
0.406% due 01/19/2038 ^•		28	22
0.596% due 05/19/2035 •		1,984	1,851
0.656% due 01/19/2036 •		111	81
0.836% due 01/19/2035 •		34	33
0.985% due 07/19/2045 •		37	35
3.068% due 12/19/2035 ^~		101	70
3.291% due 12/19/2035 ^~		51	49
3.823% due 06/19/2036 ^~		182	125
HomeBanc Mortgage Trust 0.328% due 12/25/2036 •		47	45
Impac Secured Assets Trust 0.298% due 11/25/2036 •		557	516

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

IndyMac Mortgage Loan Trust
0.328% due 07/25/2047 •	278	216
0.338% due 09/25/2046 •	122	110
0.448% due 11/25/2035 ^•	169	120
0.708% due 03/25/2035 •	144	139
3.015% due 06/25/2037 ^~	84	77
3.043% due 10/25/2035 ~	662	577
3.125% due 08/25/2036 ~	2,191	2,060
3.177% due 09/25/2035 ^~	76	73
3.233% due 08/25/2035 ~	780	711
3.265% due 11/25/2035 ^~	122	111
3.310% due 06/25/2036 ~	4,809	4,017
3.316% due 06/25/2036 ~	964	987
3.545% due 06/25/2035 ^~	35	33
JPMorgan Alternative Loan Trust
0.308% due 10/25/2036 •	4,982	4,758
0.672% due 06/27/2037 •	2,696	2,189
3.338% due 12/25/2036 ~	9	9
JPMorgan Mortgage Trust
3.215% due 07/25/2035 ~	200	201
3.395% due 06/25/2037 ^~	119	99
3.449% due 09/25/2034 ~	129	131
3.559% due 11/25/2035 ^~	49	46
3.599% due 04/25/2035 ~	13	13
3.600% due 01/25/2037 ^~	16	14
3.604% due 07/25/2035 ~	250	246
3.631% due 04/25/2035 ~	20	20
3.634% due 11/25/2035 ^~	75	68
6.000% due 01/25/2036 ^	118	88
Lavender Trust 6.250% due 10/26/2036	268	203
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	2,929	2,944
Lehman Mortgage Trust
5.154% due 01/25/2036 ^~	109	110
5.191% due 12/25/2035 ~	186	71
6.000% due 07/25/2036 ^	72	50
Lehman XS Trust
0.338% due 11/25/2046 •	12,414	11,254
0.348% due 08/25/2046 ^•	54	51
0.378% due 04/25/2046 ^•	32	32
0.388% due 11/25/2046 ^•	12	2
0.418% due 02/25/2036 •	5,865	5,518
Luminent Mortgage Trust
0.318% due 12/25/2036 •	645	598
0.348% due 10/25/2046 •	173	161
MASTR Adjustable Rate Mortgages Trust 0.388% due 05/25/2037 •	116	68
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	939	874
8.000% due 07/25/2035	886	878
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.610% due 10/20/2029 •	32	31
Merrill Lynch Alternative Note Asset Trust
0.308% due 01/25/2037 •	128	61
0.448% due 03/25/2037 •	902	359
6.000% due 05/25/2037 ^	163	159
Merrill Lynch Mortgage Investors Trust
0.608% due 04/25/2029 •	28	27
0.808% due 09/25/2029 •	29	29
0.808% due 11/25/2029 •	45	44
1.383% due 07/25/2029 •	27	26
2.808% due 02/25/2036 ~	30	31
3.963% due 11/25/2035 •	55	54
6.250% due 10/25/2036	1,799	1,232
Morgan Stanley Capital Trust 2.509% due 04/05/2042 ~	5,000	5,272
Morgan Stanley Dean Witter Capital, Inc. Trust 2.558% due 03/25/2033 ~	45	44
Morgan Stanley Mortgage Loan Trust
0.468% due 01/25/2035 •	26	25
2.749% due 06/25/2036 ~	72	74
3.208% due 07/25/2035 ~	2,217	2,110
6.000% due 10/25/2037 ^	78	62
Morgan Stanley Re-REMIC Trust
2.829% due 03/26/2037 þ	89	79
3.546% due 02/26/2037 •	168	151
5.500% due 10/26/2035 ~	8,803	7,926
Morgan Stanley Resecuritization Trust 0.795% due 01/26/2051 •	68	68
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^	403	415
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.217% due 02/25/2036 ^~	395	340
Nomura Resecuritization Trust 6.500% due 10/26/2037	6,643	4,890

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

RBSSP Resecuritization Trust 0.425% due 02/26/2037 •		498	496
Residential Accredit Loans, Inc. Trust
0.318% due 12/25/2036 •		289	252
0.348% due 05/25/2047 •		112	102
0.358% due 06/25/2037 •		98	83
0.398% due 08/25/2037 •		252	230
0.448% due 08/25/2035 •		125	106
0.948% due 10/25/2045 •		88	76
3.907% due 02/25/2035 ^~		201	174
5.246% due 02/25/2036 ^~		107	89
6.000% due 06/25/2036		4,414	4,296
8.000% due 04/25/2036 ^•		113	105
Residential Asset Securitization Trust
6.000% due 06/25/2036		186	124
6.000% due 11/25/2036 ^		132	77
6.000% due 03/25/2037 ^		109	64
6.250% due 11/25/2036 ^		90	54
6.500% due 04/25/2037 ^		1,151	470
Residential Funding Mortgage Securities, Inc. Trust
4.539% due 03/25/2035 ^~		1,094	742
6.000% due 09/25/2036 ^		199	188
Stratton Mortgage Funding PLC 0.860% due 03/12/2044 •	GBP	1,464	1,882
Structured Adjustable Rate Mortgage Loan Trust
0.468% due 10/25/2035 •		$1,033	989
0.883% due 06/25/2034 •		368	345
2.419% due 05/25/2035 ^•		352	286
3.298% due 10/25/2036 ^~		116	88
3.301% due 09/25/2036 ^~		3,006	2,604
3.425% due 10/25/2034 ~		38	38
3.426% due 02/25/2036 ^~		244	221
3.480% due 07/25/2037 ^~		5	4
Structured Asset Mortgage Investments Trust
0.328% due 09/25/2047 •		59	58
0.338% due 06/25/2036 •		5,170	5,074
0.338% due 07/25/2046 ^•		457	362
0.338% due 09/25/2047 •		802	749
0.348% due 05/25/2036 •		624	533
0.358% due 09/25/2047 ^•		1,140	1,175
0.368% due 05/25/2046 •		917	475
0.408% due 03/25/2037 •		107	53
0.408% due 05/25/2046 ^•		14	8
0.856% due 03/19/2034 •		230	223
0.856% due 02/19/2035 •		104	105
0.896% due 12/19/2033 •		239	235
3.625% due 02/25/2036 ^•		535	515
SunTrust Adjustable Rate Mortgage Loan Trust 3.861% due 02/25/2037 ^~		192	179
SunTrust Alternative Loan Trust 6.000% due 12/25/2035		396	397
TBW Mortgage-Backed Trust 5.965% due 07/25/2037 ~		3,621	1,897
Thornburg Mortgage Securities Trust
0.788% due 09/25/2043 •		172	170
0.888% due 09/25/2034 •		25	24
2.302% due 09/25/2037 ~		55	56
Towd Point Mortgage Funding 1.263% due 02/20/2054 ~•	GBP	14,603	18,900
Wachovia Mortgage Loan Trust LLC 3.793% due 10/20/2035 ~		$30	23
WaMu Mortgage Pass-Through Certificates Trust
0.418% due 12/25/2045 •		5	5
0.558% due 11/25/2045 •		175	171
0.788% due 01/25/2045 •		173	170
0.888% due 11/25/2034 •		152	150
0.928% due 10/25/2044 •		726	717
1.128% due 11/25/2034 •		419	411
1.769% due 06/25/2047 ^•		49	14
1.829% due 07/25/2047 •		13,517	11,664
2.019% due 08/25/2046 •		1,145	1,117
2.182% due 11/25/2046 •		207	194
2.219% due 11/25/2042 •		17	16
2.883% due 08/25/2033 ~		192	195
3.176% due 08/25/2036 ^~		98	91
3.353% due 12/25/2036 ^~		1,046	1,036
3.545% due 12/25/2036 ^~		120	112
Washington Mutual Mortgage Pass-Through Certificates Trust
0.598% due 05/25/2035 ^•		331	270
1.719% due 04/25/2047 •		342	289
1.789% due 04/25/2047 •		499	425
4.241% due 09/25/2036 ^þ		144	62
Wells Fargo Alternative Loan Trust 3.334% due 07/25/2037 ^~		47	43
Wells Fargo Mortgage-Backed Securities Trust
2.941% due 10/25/2036 ^~		311	292

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

6.000% due 06/25/2037 ^		62	63
Total Non-Agency Mortgage-Backed Securities (Cost $252,136)			256,390
ASSET-BACKED SECURITIES 32.3%
Aames Mortgage Investment Trust
0.928% due 10/25/2035 •		200	198
1.348% due 06/25/2035 •		828	825
AASET Trust 3.967% due 05/16/2042		1,173	1,072
AASET U.S. Ltd. 3.844% due 01/16/2038		2,260	2,111
Accredited Mortgage Loan Trust
0.408% due 09/25/2036 •		8,781	8,576
0.628% due 09/25/2035 •		200	196
ACE Securities Corp. Home Equity Loan Trust
0.258% due 12/25/2036 •		329	138
0.288% due 07/25/2036 •		147	127
0.303% due 08/25/2036 •		540	524
0.448% due 02/25/2036 •		102	101
0.763% due 12/25/2035 •		2,000	1,889
0.768% due 02/25/2036 ^•		123	119
0.808% due 11/25/2035 •		119	120
1.048% due 12/25/2034 •		140	135
1.123% due 06/25/2034 •		472	461
1.123% due 07/25/2035 •		87	87
Aegis Asset-Backed Securities Trust
0.578% due 12/25/2035 •		200	190
0.628% due 06/25/2035 •		200	188
0.848% due 03/25/2035 •		300	294
1.148% due 03/25/2035 ^•		86	83
AlbaCore EURO CLO DAC 1.530% due 07/18/2031 •	EUR	3,550	4,195
Ameriquest Mortgage Securities Trust 0.538% due 03/25/2036 •		$257	255
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.598% due 01/25/2036 •		94	94
0.618% due 11/25/2035 •		172	172
0.668% due 09/25/2035 •		10,000	9,892
0.823% due 07/25/2035 •		374	374
1.258% due 03/25/2035 •		200	198
Amortizing Residential Collateral Trust 1.148% due 10/25/2034 •		153	151
Argent Securities Trust
0.298% due 09/25/2036 •		854	386
0.338% due 03/25/2036 •		319	215
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.378% due 01/25/2036 •		94	90
0.468% due 01/25/2036 •		3,816	3,606
0.988% due 04/25/2034 •		1,286	1,257
Asset-Backed Funding Certificates Trust
0.258% due 01/25/2037 •		429	305
0.288% due 11/25/2036 •		10,842	8,110
0.308% due 01/25/2037 •		271	194
0.368% due 01/25/2037 •		162	118
0.768% due 04/25/2034 •		33	33
0.823% due 06/25/2035 •		27	27
1.148% due 06/25/2037 •		197	179
Asset-Backed Securities Corp. Home Equity Loan Trust
0.598% due 11/25/2035 •		193	192
1.048% due 06/25/2035 •		200	200
2.023% due 09/25/2034 •		1,433	1,434
3.152% due 08/15/2033 •		20	20
Aurium CLO DAC 0.670% due 04/16/2030 •	EUR	5,300	6,185
Avery Point CLO Ltd. 1.345% due 04/25/2026 •		$1,100	1,100
Babson Euro CLO BV 0.367% due 10/25/2029 •	EUR	1,960	2,281
Basic Asset-Backed Securities Trust 0.458% due 04/25/2036 •		$86	85
Bear Stearns Asset-Backed Securities Trust
0.258% due 04/25/2031 •		39	68
0.298% due 06/25/2036 •		67	67
0.348% due 12/25/2036 •		156	156
0.378% due 02/25/2037 •		10,916	10,111
0.418% due 06/25/2036 •		198	198
0.488% due 05/25/2036 ^•		73	72
0.548% due 09/25/2046 •		127	123
0.578% due 12/25/2035 •		324	325
0.598% due 08/25/2036 •		241	237
0.638% due 09/25/2035 •		6,240	6,213
0.648% due 12/25/2035 •		45	45
0.698% due 06/25/2036 •		209	209
0.848% due 11/25/2035 ^•		132	125
1.048% due 03/25/2034 •		2,542	2,522

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

1.108% due 04/25/2035 •		62	62
1.198% due 08/25/2037 •		6,950	6,326
1.328% due 06/25/2043 •		945	939
1.398% due 08/25/2037 •		82	82
2.570% due 10/25/2036 ~		43	30
3.444% due 07/25/2036 ~		253	254
23.006% due 03/25/2036 ^•		183	196
Carlyle Euro CLO DAC 1.110% due 08/15/2032 •	EUR	1,400	1,640
Carrington Mortgage Loan Trust
0.368% due 01/25/2037 •		$1,200	877
0.408% due 02/25/2037 •		1,400	1,310
1.198% due 05/25/2035 •		300	285
Catamaran CLO Ltd. 1.595% due 01/27/2028 •		400	390
Cendant Mortgage Corp. 6.000% due 07/25/2043 ~		17	18
Cent CLO Ltd. 1.600% due 10/29/2025 •		2,732	2,733
CIT Mortgage Loan Trust 1.648% due 10/25/2037 •		6,000	5,997
Citigroup Mortgage Loan Trust
0.288% due 12/25/2036 •		282	279
0.318% due 05/25/2037 •		15,760	13,678
0.408% due 01/25/2037 •		236	235
0.548% due 11/25/2046 •		184	180
0.598% due 11/25/2045 •		112	112
6.351% due 05/25/2036 ^þ		156	84
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.078% due 05/25/2035 •		200	199
Citigroup Mortgage Loan Trust, Inc.
0.558% due 10/25/2035 •		377	387
0.883% due 09/25/2035 ^•		456	454
CLNC FL1 Ltd. 1.406% due 08/20/2035 •		14,800	14,525
Conseco Finance Corp.
6.870% due 04/01/2030 ~		90	93
7.060% due 02/01/2031 ~		492	496
Countrywide Asset-Backed Certificates
0.288% due 06/25/2035 •		1,233	1,135
0.288% due 07/25/2037 ^•		2,606	2,454
0.298% due 01/25/2037 •		3,463	3,418
0.298% due 05/25/2037 •		169	168
0.308% due 01/25/2034 •		15	15
0.308% due 05/25/2036 •		303	298
0.308% due 03/25/2037 •		99	98
0.318% due 03/25/2037 •		104	100
0.318% due 05/25/2037 •		9	9
0.318% due 06/25/2047 •		43	43
0.328% due 06/25/2047 •		194	193
0.348% due 08/25/2036 •		4,105	4,056
0.348% due 09/25/2037 •		4,278	3,753
0.368% due 09/25/2037 ^•		150	138
0.368% due 09/25/2047 ^•		1,271	1,137
0.378% due 10/25/2047 •		281	272
0.398% due 01/25/2046 ^•		4,344	4,035
0.398% due 06/25/2047 •		243	227
0.448% due 07/25/2036 •		102	102
0.498% due 04/25/2036 •		8	8
0.548% due 06/25/2036 •		300	294
0.598% due 03/25/2036 •		1,400	1,348
0.598% due 03/25/2047 ^•		76	64
0.638% due 02/25/2036 •		147	147
0.648% due 03/25/2036 •		4,112	3,975
0.808% due 12/25/2035 •		166	165
1.198% due 08/25/2035 •		44	44
1.648% due 02/25/2035 •		300	299
4.538% due 10/25/2046 ^~		14,193	13,613
Countrywide Asset-Backed Certificates Trust
0.278% due 04/25/2046 •		5,123	4,717
0.288% due 02/25/2037 •		8,503	7,999
0.298% due 09/25/2046 •		3,354	3,308
0.298% due 03/25/2047 ^•		124	122
0.338% due 06/25/2047 •		113	112
0.608% due 05/25/2036 •		432	427
0.678% due 02/25/2036 •		181	180
0.878% due 07/25/2035 •		400	396
0.948% due 08/25/2047 •		451	446
1.498% due 04/25/2035 •		200	199
Countrywide Asset-Backed Certificates Trust, Inc.
0.868% due 07/25/2034 •		105	104
1.048% due 10/25/2034 •		50	47
Countrywide Asset-Backed Certificates, Inc. 1.123% due 02/25/2034 •		58	58
Credit-Based Asset Servicing & Securitization LLC
0.268% due 07/25/2037 •		12	9

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

0.368% due 07/25/2037 •		248	198
CVP Cascade CLO Ltd. 1.421% due 01/16/2026 •		789	791
Delta Funding Home Equity Loan Trust 0.792% due 08/15/2030 •		47	42
ECMC Group Student Loan Trust 0.898% due 02/27/2068 •		6,584	6,364
EMC Mortgage Loan Trust 0.888% due 05/25/2040 •		10	10
First Franklin Mortgage Loan Trust
0.288% due 12/25/2036 •		267	168
0.298% due 07/25/2036 •		14	14
0.308% due 04/25/2036 •		155	150
0.388% due 04/25/2036 •		400	346
0.388% due 08/25/2036 •		255	227
0.508% due 10/25/2035 •		74	74
0.508% due 11/25/2035 •		158	149
0.823% due 06/25/2036 •		84	84
0.883% due 09/25/2035 •		21	21
0.958% due 04/25/2035 •		85	85
1.018% due 09/25/2034 •		149	150
1.093% due 03/25/2035 •		100	98
1.333% due 12/25/2034 •		886	823
1.348% due 01/25/2035 •		122	121
1.573% due 10/25/2034 •		546	545
First NLC Trust
0.218% due 08/25/2037 •		54	34
0.608% due 05/25/2035 •		859	822
FIRSTPLUS Home Loan Owner Trust 7.320% due 11/10/2023 ^		6	0
Fremont Home Loan Trust
0.298% due 01/25/2037 •		255	143
0.318% due 02/25/2036 •		52	50
0.318% due 02/25/2037 •		834	432
0.335% due 08/25/2036 •		214	94
0.418% due 02/25/2036 •		300	268
0.418% due 04/25/2036 •		3,000	2,630
0.883% due 07/25/2035 •		2,149	2,132
0.938% due 12/25/2029 •		6	6
Galaxy CLO Ltd. 1.475% due 10/15/2030 •		3,200	3,179
Gallatin CLO Ltd. 1.575% (US0003M + 1.050%) due 07/15/2027 ~		7,335	7,318
GE-WMC Asset-Backed Pass-Through Certificates 0.648% due 12/25/2035 •		1,156	1,143
GoldenTree Loan Management EUR CLO DAC 1.550% due 07/20/2031 •	EUR	14,000	16,419
GSAA Home Equity Trust 0.268% due 04/25/2047 •		$153	144
GSAMP Trust
0.238% due 01/25/2037 •		2,735	2,014
0.268% due 12/25/2036 •		948	575
0.288% due 12/25/2036 •		8,121	5,076
0.288% due 01/25/2037 •		49,453	36,568
0.298% due 06/25/2036 •		51	51
0.298% due 09/25/2036 •		342	166
0.298% due 12/25/2046 •		582	386
0.308% due 05/25/2046 •		19	19
0.348% due 11/25/2036 •		501	320
0.378% due 12/25/2046 •		175	118
0.388% due 12/25/2035 •		20	20
0.388% due 06/25/2036 •		256	187
0.418% due 04/25/2036 •		326	268
1.798% due 10/25/2034 •		22	22
Hayfin Emerald CLO DAC 1.450% due 02/15/2033 •	EUR	8,850	10,396
Home Equity Asset Trust 1.243% due 05/25/2035 •		$186	186
Home Equity Loan Trust
0.378% due 04/25/2037 •		1,248	1,193
0.488% due 04/25/2037 •		500	396
Home Equity Mortgage Loan Asset-Backed Trust
0.288% due 11/25/2036 •		396	362
0.308% due 11/25/2036 •		333	308
0.468% due 04/25/2037 •		293	264
HSI Asset Securitization Corp. Trust
0.258% due 12/25/2036 •		224	91
0.318% due 12/25/2036 •		1,020	417
0.368% due 12/25/2036 •		680	283
0.538% due 11/25/2035 •		238	231
IXIS Real Estate Capital Trust 0.778% due 02/25/2036 •		174	174
JPMorgan Mortgage Acquisition Trust
0.308% due 01/25/2036 •		31	31
0.408% due 03/25/2037 •		296	292
0.408% due 06/25/2037 •		267	264

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

0.418% due 04/25/2036 •		163	163
0.418% due 05/25/2036 •		422	421
0.418% due 07/25/2036 •		200	190
0.428% due 01/25/2037 •		1,214	1,191
6.337% due 08/25/2036 ^þ		110	84
Lehman ABS Mortgage Loan Trust
0.238% due 06/25/2037 •		218	171
0.348% due 06/25/2037 •		175	140
Lehman XS Trust
0.298% due 04/25/2037 ^•		54	58
0.318% due 12/25/2036 •		355	449
0.318% due 02/25/2037 ^•		1,426	1,223
LoanCore Issuer Ltd. 1.282% due 05/15/2028 •		9,571	9,535
Long Beach Mortgage Loan Trust
0.708% due 07/25/2031 •		77	76
0.793% due 11/25/2035 •		278	275
0.908% due 08/25/2045 •		68	67
1.198% due 06/25/2035 •		500	485
1.423% due 02/25/2035 •		12,750	12,626
1.573% due 03/25/2032 •		197	195
Loomis Sayles CLO Ltd. 1.675% due 04/15/2028 •		550	536
M360 Advisors LLC 4.395% due 07/24/2028		2,313	2,313
MACH Cayman Ltd. 3.474% due 10/15/2039		2,321	2,134
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	4,250	5,012
Mackay Shields EURO CLO DAC 0.930% due 10/20/2032 «•		1,900	2,220
MAPS Ltd. 4.212% due 05/15/2043		$3,809	3,543
MASTR Asset-Backed Securities Trust
0.258% due 08/25/2036 •		172	94
0.298% due 08/25/2036 •		284	157
0.328% due 02/25/2036 •		367	202
0.388% due 06/25/2036 •		161	94
0.388% due 08/25/2036 •		170	97
0.648% due 10/25/2035 ^•		257	246
0.648% due 11/25/2035 •		9,670	7,343
0.718% due 01/25/2036 •		300	294
0.748% due 01/25/2036 •		22	22
0.898% due 12/25/2034 ^•		17	17
Merrill Lynch Mortgage Investors Trust
0.388% due 08/25/2037 •		861	594
0.598% due 02/25/2047 •		1,053	769
0.868% due 05/25/2036 •		182	179
MESA Trust 0.948% due 12/25/2031 •		352	350
METAL LLC 4.581% due 10/15/2042		3,395	2,581
Mid-State Capital Corp. Trust 6.005% due 08/15/2037		422	452
Morgan Stanley ABS Capital, Inc. Trust
0.218% due 10/25/2036 •		89	54
0.258% due 10/25/2036 •		732	480
0.288% due 10/25/2036 •		2,640	1,636
0.288% due 11/25/2036 •		236	148
0.298% due 06/25/2036 •		40	35
0.298% due 09/25/2036 •		377	184
0.298% due 10/25/2036 •		215	141
0.298% due 11/25/2036 •		1,202	866
0.328% due 03/25/2037 •		393	220
0.348% due 02/25/2037 •		134	85
0.368% due 11/25/2036 •		1,414	897
0.398% due 03/25/2037 •		393	223
0.448% due 06/25/2036 •		202	133
0.458% due 12/25/2035 •		287	282
1.048% due 05/25/2034 •		90	89
1.078% due 03/25/2035 •		82	84
1.138% due 06/25/2035 •		512	514
1.198% due 04/25/2035 •		200	195
1.398% due 07/25/2037 •		400	368
1.798% due 03/25/2034 •		80	80
Morgan Stanley Capital, Inc. Trust 0.438% due 01/25/2036 •		978	956
Morgan Stanley Dean Witter Capital, Inc. Trust 1.498% due 02/25/2033 •		494	493
Morgan Stanley Home Equity Loan Trust
0.308% due 04/25/2036 •		111	89
0.318% due 04/25/2037 •		599	405
0.378% due 04/25/2037 •		200	136
Morgan Stanley Mortgage Loan Trust
0.378% due 02/25/2037 •		131	54
0.508% due 04/25/2037 •		261	126

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

1.560% due 11/25/2036 ^•		254	116
5.965% due 09/25/2046 ^þ		350	179
Mountain View CLO Ltd. 1.075% due 10/15/2026 •		310	308
New Century Home Equity Loan Trust 1.123% due 10/25/2033 •		1,477	1,456
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.558% due 02/25/2036 •		81	81
6.032% due 10/25/2036 ^þ		163	68
NovaStar Mortgage Funding Trust
0.448% due 06/25/2036 •		111	94
0.853% due 01/25/2036 •		7,500	7,410
OneMain Financial Issuance Trust 2.370% due 09/14/2032		2,304	2,309
Option One Mortgage Loan Trust
0.288% due 01/25/2037 •		65	46
0.318% due 05/25/2037 •		164	114
0.368% due 01/25/2037 •		261	187
0.478% due 04/25/2037 •		118	79
0.508% due 01/25/2036 •		300	268
0.913% due 08/25/2035 •		400	375
Option One Mortgage Loan Trust Asset-Backed Certificates
0.808% due 11/25/2035 •		85	85
0.838% due 11/25/2035 •		3,100	3,004
Ownit Mortgage Loan Trust 0.748% due 10/25/2036 ^•		181	179
Palmer Square European Loan Funding DAC 0.000% due 01/15/2030 •(a)	EUR	4,450	5,244
Park Place Securities, Inc. 0.638% due 09/25/2035 •		$200	192
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.638% due 08/25/2035 •		200	193
0.638% due 09/25/2035 •		500	493
0.943% due 07/25/2035 •		349	345
0.973% due 07/25/2035 •		950	890
1.093% due 06/25/2035 •		200	199
1.198% due 10/25/2034 •		500	493
1.273% due 03/25/2035 •		400	398
1.393% due 01/25/2036 •		284	284
1.948% due 12/25/2034 •		4,191	4,246
People's Choice Home Loan Securities Trust 0.868% due 05/25/2035 ^•		38	38
People's Financial Realty Mortgage Securities Trust 0.288% due 09/25/2036 •		391	150
Popular ABS Mortgage Pass-Through Trust
0.408% due 11/25/2036 •		130	128
0.538% due 02/25/2036 •		267	264
Purple Finance CLO DAC 0.800% due 01/25/2031 •	EUR	1,900	2,227
RAAC Trust
0.448% due 06/25/2044 •		$46	40
0.498% due 11/25/2046 •		513	487
0.548% due 09/25/2045 •		2,610	2,571
0.548% due 06/25/2047 •		14	14
1.348% due 10/25/2045 •		186	187
1.648% due 09/25/2047 •		600	623
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036 þ		529	310
6.254% due 08/25/2036 þ		9,451	5,980
7.238% due 09/25/2037 ^þ		239	140
Residential Asset Mortgage Products Trust
0.308% due 12/25/2036 •		1	1
0.308% due 02/25/2037 •		28	28
0.428% due 09/25/2036 •		148	143
0.448% due 05/25/2036 ^•		970	919
0.468% due 01/25/2036 •		669	622
0.628% due 09/25/2035 •		146	146
0.793% due 11/25/2035 •		106	106
0.808% due 10/25/2035 •		72	72
0.838% due 10/25/2035 •		100	99
1.048% due 08/25/2034 •		51	51
Residential Asset Securities Corp. Trust
0.278% due 11/25/2036 •		425	389
0.308% due 11/25/2036 ^•		188	191
0.318% due 11/25/2036 •		501	472
0.388% due 09/25/2036 •		338	336
0.398% due 04/25/2037 •		101	101
0.418% due 05/25/2037 •		62	62
0.428% due 06/25/2036 •		973	971
0.488% due 04/25/2037 •		1,600	1,508
0.528% due 02/25/2036 •		59	59
0.558% due 01/25/2036 •		59	59
0.568% due 10/25/2035 •		212	211
0.568% due 12/25/2035 •		400	393
0.588% due 11/25/2035 •		240	239
0.793% due 03/25/2035 •		426	422

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

0.808% due 12/25/2035 •	168	144
0.838% due 11/25/2035 •	300	297
0.988% due 12/25/2034 •	21	21
Salomon Mortgage Loan Trust 1.048% due 11/25/2033 •	96	95
Securitized Asset-Backed Receivables LLC Trust
0.238% due 07/25/2036 •	227	112
0.288% due 05/25/2036 •	488	334
0.308% due 07/25/2036 •	221	112
0.388% due 07/25/2036 •	759	392
0.398% due 05/25/2036 •	1,082	761
0.418% due 03/25/2036 •	165	155
0.808% due 08/25/2035 ^•	163	125
0.823% due 01/25/2035 •	26	25
1.108% due 01/25/2036 ^•	61	53
3.196% due 01/25/2036 ^þ	56	55
Seneca Park CLO Ltd. 1.393% due 07/17/2026 •	594	595
SG Mortgage Securities Trust
0.308% due 07/25/2036 •	30,146	9,961
0.598% due 10/25/2035 •	1,000	979
SLM Student Loan Trust 1.745% due 04/25/2023 •	3,628	3,575
Soundview Home Loan Trust
0.228% due 06/25/2037 •	52	43
0.258% due 02/25/2037 •	311	117
0.308% due 11/25/2036 •	136	135
0.328% due 02/25/2037 •	436	168
0.328% due 07/25/2037 •	2,132	2,026
0.398% due 06/25/2036 •	8,440	8,090
0.498% due 03/25/2036 •	400	390
0.973% due 06/25/2035 •	51	52
1.098% due 10/25/2037 •	321	276
South Carolina Student Loan Corp. 1.246% due 09/03/2024 •	213	213
Specialty Underwriting & Residential Finance Trust
0.298% due 09/25/2037 •	122	102
0.298% due 11/25/2037 •	816	562
0.418% due 04/25/2037 •	164	130
0.748% due 12/25/2036 •	2,602	2,548
1.123% due 12/25/2035 •	217	217
Starwood Commercial Mortgage Trust 1.232% due 07/15/2038 •	7,600	7,510
Structured Asset Investment Loan Trust
0.298% due 09/25/2036 •	138	134
0.338% due 03/25/2036 •	459	430
0.748% due 01/25/2036 •	243	240
0.868% due 05/25/2035 •	1,621	1,622
1.048% due 05/25/2035 •	600	592
1.078% due 09/25/2034 •	645	633
1.273% due 07/25/2033 •	43	43
1.423% due 12/25/2034 •	1,138	1,103
Structured Asset Securities Corp. Mortgage Loan Trust
0.283% due 07/25/2036 •	5,541	5,405
0.298% due 09/25/2036 •	102	99
0.318% due 12/25/2036 •	131	129
0.358% due 02/25/2037 •	520	489
0.378% due 01/25/2037 •	2,363	1,626
0.398% due 09/25/2036 •	159	158
1.048% due 08/25/2037 •	157	157
1.148% due 08/25/2037 •	426	427
Structured Asset Securities Corp. Trust 0.608% due 09/25/2035 •	682	667
THL Credit Wind River CLO Ltd. 1.145% due 10/15/2027 •	208	208
Towd Point Mortgage Trust 3.750% due 02/25/2059 ~	13,747	14,884
Vertical Bridge Holdings LLC 2.636% due 09/15/2050 «	7,000	6,996
WaMu Asset-Backed Certificates WaMu Trust 0.373% due 05/25/2037 •	9,470	8,898
WAVE LLC 3.597% due 09/15/2044	2,366	2,218
Wells Fargo Home Equity Asset-Backed Securities Trust
0.478% due 05/25/2036 •	300	294
1.093% due 03/25/2035 •	689	690
1.093% due 11/25/2035 •	158	158
1.723% due 02/25/2035 •	200	200
Total Asset-Backed Securities (Cost $484,407)		501,333
SOVEREIGN ISSUES 0.7%
Export-Import Bank of India 1.253% (US0003M + 1.020%) due 03/28/2022 ~(f)	5,000	4,986

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

Philippines Government International Bond 0.000% due 02/03/2023 (c)	EUR	5,300	6,169
Total Sovereign Issues (Cost $10,830)			11,155
		SHARES
PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.3%
Charles Schwab Corp. 5.000% due 12/01/2027 •(d)		4,200,000	4,311
INDUSTRIALS 0.5%
General Electric Co. 5.000% due 01/21/2021 •(d)		10,500,000	8,383
Total Preferred Securities (Cost $14,281)			12,694
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (g) 0.6%			8,598
Total Short-Term Instruments (Cost $8,598)			8,598
Total Investments in Securities (Cost $2,417,126)			2,480,716
		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		15,461	152
Total Short-Term Instruments (Cost $152)			152
Total Investments in Affiliates (Cost $152)			152
Total Investments 160.0% (Cost $2,417,278)			$2,480,868
Financial Derivative Instruments (i)(k) 0.2%(Cost or Premiums, net $(315))			2,482
Other Assets and Liabilities, net (60.2)%			(932,820)
Net Assets 100.0%			$1,550,530

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Export-Import Bank of India	1.253%	03/28/2022	12/19/2019	$4,972	$4,986	0.32%
Morgan Stanley	7.500	04/02/2032	02/11/2020	6,823	7,155	0.46
$11,795	$12,141	0.78%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	09/30/2020	10/01/2020	$2,898	U.S. Treasury Notes 2.125% due 08/15/2021	$(2,956)	$2,898	$2,898
JPS	0.060	09/30/2020	10/01/2020	5,700	U.S. Treasury Notes 1.500% due 10/31/2024	(5,822)	5,700	5,700
Total Repurchase Agreements	$(8,778)	$8,598	$8,598
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	0.130%	09/10/2020	10/08/2020	$(17,005)	$(17,006)
SGY	0.130	08/20/2020	10/15/2020	(20,219)	(20,222)
Total Reverse Repurchase Agreements	$(37,228)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	0.150%	09/24/2020	10/01/2020	$(50,187)	$(50,188)
BOS	0.100	09/21/2020	10/19/2020	(62,908)	(62,910)
0.120	09/24/2020	10/01/2020	(7,574)	(7,574)
Total Sale-Buyback Transactions	$(120,672)
(h)	Securities with an aggregate market value of $157,471 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(74,302) at a weighted average interest rate of 0.451%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(3) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2020	197	$(40,309)	$(129)	$81	$(58)
U.S. Treasury 10-Year Note December Futures	12/2020	1,108	(154,601)	(408)	277	0
Total Futures Contracts	$(537)	$358	$(58)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.255%	$2,500	$(87)	$(2)	$(89)	$0	$0
Kraft Heinz Foods Co.	(1.000)	Quarterly	06/20/2022	0.505	5,887	(69)	17	(52)	3	0
$(156)	$15	$(141)	$3	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	1.070%	$2,650	$(19)	$14	$(5)	$1	$0
General Electric Co.	1.000	Quarterly	06/20/2024	1.269	1,550	(2)	(13)	(15)	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2024	1.419	800	(13)	0	(13)	0	0
$(34)	$1	$(33)	$1	$(1)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.235%	Semi-Annual	03/04/2025	CAD	55,000	$157	$807	$964	$0	$(17)
Total Swap Agreements	$(33)	$823	$790	$4	$(18)
(j)

Securities with an aggregate market value of $8,055 and cash of $1,561 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	10/2020	EUR	6,200	$7,348	$79	$0
10/2020	$3,989	CAD	5,339	20	0
11/2020	CAD	5,339	$3,990	0	(20)
BPS	10/2020	EUR	4,823	5,663	17	(9)
10/2020	RUB	13,320	187	15	0
11/2020	$22,068	CAD	29,207	0	(129)
12/2020	261	KRW	309,491	3	0
CBK	10/2020	CAD	1,662	$1,264	16	0
10/2020	EUR	2,544	2,991	8	0
10/2020	GBP	23,679	31,296	742	0
10/2020	$9,269	CAD	12,400	44	0
10/2020	25,872	PEN	91,634	0	(444)
11/2020	CAD	12,400	$9,270	0	(44)
11/2020	NOK	2,660	298	13	0
11/2020	SEK	585	67	2	0
03/2021	PEN	91,522	25,554	186	0
DUB	10/2020	$564	PEN	1,952	0	(23)
GLM	10/2020	RUB	9,374	$130	9	0
HUS	10/2020	CAD	12,978	9,858	111	0
10/2020	PEN	91,634	25,823	395	0
10/2020	$30,463	GBP	23,679	92	0
11/2020	CHF	192	$211	3	0
11/2020	GBP	23,679	30,468	0	(92)
03/2021	$25,755	PEN	91,634	0	(356)
JPM	10/2020	PEN	1,952	$543	1	0
10/2020	$543	PEN	1,952	0	(1)
11/2020	MXN	12,379	$544	0	(13)
MYI	10/2020	BRL	2,254	402	1	0
10/2020	CAD	6,942	5,262	49	0
10/2020	$399	BRL	2,254	2	0
SCX	10/2020	EUR	73,799	$88,318	1,793	0
11/2020	91,725	107,632	18	0
12/2020	INR	17,406	229	0	(5)
02/2021	ILS	1,838	535	0	(3)
SOG	11/2020	RUB	1,635	22	1	0
SSB	10/2020	$404	BRL	2,254	0	(2)
10/2020	7,695	CAD	10,309	48	0
11/2020	BRL	2,254	$403	2	0
11/2020	CAD	10,309	7,696	0	(47)
TOR	10/2020	6,467	4,944	87	0
UAG	10/2020	EUR	4,359	5,167	56	0
11/2020	RUB	2,363	32	1	0
Total Forward Foreign Currency Contracts	$3,814	$(1,188)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	2.180%	$3,100	$(54)	$(94)	$0	$(148)
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.368	1,200	(80)	73	0	(7)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.047	200	(6)	(2)	0	(8)
Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.180	3,100	(48)	(100)	0	(148)
Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.232	200	(2)	0	0	(2)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.872	300	(10)	2	0	(8)
Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.047	2,400	(70)	(20)	0	(90)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.232	800	(5)	(2)	0	(7)
Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.494	500	(7)	(5)	0	(12)
Total Swap Agreements	$(282)	$(148)	$0	$(430)
(l)

Securities with an aggregate market value of $509 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2020 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$320,946	$0	$320,946
Industrials	0	162,722	0	162,722
Utilities	0	28,827	0	28,827
Municipal Bonds & Notes
California	0	10,681	0	10,681
Illinois	0	1,375	0	1,375
New Jersey	0	7,431	0	7,431
New York	0	13,226	0	13,226
Ohio	0	1,361	0	1,361
Pennsylvania	0	10,903	0	10,903
Texas	0	557	0	557
Virginia	0	25,066	0	25,066
West Virginia	0	22,327	0	22,327
U.S. Government Agencies	0	814,839	0	814,839
U.S. Treasury Obligations	0	270,285	0	270,285
Non-Agency Mortgage-Backed Securities	0	256,390	0	256,390
Asset-Backed Securities	0	492,117	9,216	501,333
Sovereign Issues	0	11,155	0	11,155
Preferred Securities
Banking & Finance	0	4,311	0	4,311
Industrials	0	8,383	0	8,383
Short-Term Instruments
Repurchase Agreements	0	8,598	0	8,598
	$0	$2,471,500	$9,216	$2,480,716
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$152	$0	$0	$152
Total Investments	$152	$2,471,500	$9,216	$2,480,868
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	358	4	0	362
Over the counter	0	3,814	0	3,814
	$358	$3,818	$0	$4,176
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(58)	(18)	0	(76)
Over the counter	0	(1,618)	0	(1,618)
	$(58)	$(1,636)	$0	$(1,694)
Total Financial Derivative Instruments	$300	$2,182	$0	$2,482
Totals	$452	$2,473,682	$9,216	$2,483,350

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Fixed Income SHares: Series R	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 184.6% ¤
CORPORATE BONDS & NOTES 4.2%
BANKING & FINANCE 3.8%
Deutsche Bank AG 4.250% due 10/14/2021		$1,400	$1,440
ING Bank NV 2.625% due 12/05/2022		400	419
Jyske Realkredit A/S 1.000% due 10/01/2050	DKK	3,224	511
Lloyds Banking Group PLC 1.027% (US0003M + 0.800%) due 06/21/2021 ~		$200	201
Natwest Group PLC
1.775% (US0003M + 1.550%) due 06/25/2024 ~		300	301
4.519% due 06/25/2024 •		200	216
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	3,229	512
Nykredit Realkredit A/S
1.000% due 10/01/2050		7,599	1,204
2.500% due 10/01/2047		37	6
Realkredit Danmark A/S 2.500% due 04/01/2047		25	4
UniCredit SpA 7.830% due 12/04/2023		$600	704
			5,518
INDUSTRIALS 0.0%
YPF S.A. 35.642% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	1,320	8
UTILITIES 0.4%
Petrobras Global Finance BV 5.093% due 01/15/2030		$442	465
Sempra Energy 0.700% (US0003M + 0.450%) due 03/15/2021 ~		100	100
			565
Total Corporate Bonds & Notes (Cost $5,811)			6,091
U.S. GOVERNMENT AGENCIES 32.0%
Fannie Mae
0.593% due 02/25/2037 •		24	24
2.371% due 10/01/2044 •		3	3
Freddie Mac
2.404% due 09/01/2036 •		21	21
2.481% due 07/01/2036 •		35	37
Ginnie Mae 0.599% due 08/20/2068 •		490	485
Ginnie Mae, TBA 2.500% due 12/01/2050		5,500	5,754
Uniform Mortgage-Backed Security 3.500% due 12/01/2045		22	24
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050		4,100	4,221
2.500% due 11/01/2050 - 12/01/2050		18,900	19,777
3.000% due 11/01/2050		6,600	6,916
3.500% due 11/01/2050		600	633
4.000% due 11/01/2050		8,500	9,075
Total U.S. Government Agencies (Cost $46,956)			46,970
U.S. TREASURY OBLIGATIONS 120.6%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (g)		5,849	5,941
0.125% due 04/15/2022 (e)		10,964	11,158
0.125% due 01/15/2023		5,210	5,369
0.125% due 07/15/2026		6,041	6,553
0.125% due 01/15/2030		1,410	1,558
0.125% due 07/15/2030 (e)		10,912	12,136
0.250% due 07/15/2029		2,735	3,061
0.250% due 02/15/2050		1,763	2,080
0.375% due 07/15/2025		1,612	1,751

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2020 (Unaudited)

0.375% due 01/15/2027 (e)		16,140	17,765
0.375% due 07/15/2027 (e)		8,515	9,468
0.500% due 04/15/2024		4,109	4,363
0.500% due 01/15/2028 (e)		7,394	8,300
0.625% due 01/15/2024		1,221	1,298
0.625% due 01/15/2026 (e)		8,482	9,352
0.625% due 02/15/2043		3,177	3,913
0.750% due 02/15/2042		1,708	2,148
0.750% due 02/15/2045		3,685	4,690
0.875% due 01/15/2029		2,052	2,391
0.875% due 02/15/2047		3,590	4,772
1.000% due 02/15/2046		3,816	5,145
1.000% due 02/15/2048		1,351	1,862
1.000% due 02/15/2049 (e)		2,811	3,918
1.375% due 02/15/2044 (e)		5,769	8,200
1.750% due 01/15/2028 (e)		17,875	21,777
2.000% due 01/15/2026		1,975	2,327
2.125% due 02/15/2040		431	661
2.125% due 02/15/2041		4,815	7,477
2.500% due 01/15/2029		3,160	4,129
3.375% due 04/15/2032 (i)		372	565
3.625% due 04/15/2028		2,098	2,878
Total U.S. Treasury Obligations (Cost $159,887)			177,006
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
AREIT Trust 2.772% due 04/14/2037 •		500	507
Banc of America Funding Trust 3.785% due 01/20/2047 ~		570	543
Citigroup Mortgage Loan Trust 0.375% due 06/25/2047 •		144	144
Countrywide Alternative Loan Trust 0.351% due 12/20/2046 ^•		848	706
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	120	133
GSR Mortgage Loan Trust 3.681% due 09/25/2035 ~		$14	14
HarborView Mortgage Loan Trust 0.756% due 06/20/2035 •		368	375
IndyMac Mortgage Loan Trust 0.988% due 05/25/2034 •		800	755
MortgageIT Trust 1.153% due 12/25/2034 •		15	15
Residential Accredit Loans, Inc. Trust 0.328% due 06/25/2046 •		224	78
Towd Point Mortgage Funding 1.263% due 02/20/2054 •	GBP	687	889
Total Non-Agency Mortgage-Backed Securities (Cost $3,984)			4,159
ASSET-BACKED SECURITIES 6.2%
Asset-Backed Funding Certificates Trust 0.748% due 10/25/2034 •		$22	21
CIT Mortgage Loan Trust 1.498% due 10/25/2037 •		415	417
Citigroup Mortgage Loan Trust
0.228% due 01/25/2037 •		183	151
0.293% due 09/25/2036 •		491	470
Citigroup Mortgage Loan Trust, Inc. 0.608% due 10/25/2035 ^•		500	465
Countrywide Asset-Backed Certificates Trust 0.678% due 02/25/2036 •		453	451
Dryden Senior Loan Fund 1.175% due 10/15/2027 •		629	624
Evans Grove CLO Ltd. 1.176% due 05/28/2028 •		1,524	1,513
Home Equity Asset Trust 1.003% due 08/25/2034 •		58	58
LoanCore Issuer Ltd. 1.282% due 05/15/2036 •		500	495
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	250	292
Massachusetts Educational Financing Authority 1.195% due 04/25/2038 •		$38	38
Morgan Stanley ABS Capital, Inc. Trust 0.808% due 01/25/2035 •		268	259
Mountain View CLO Ltd. 1.086% due 10/13/2027 •		168	167
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.658% due 05/25/2035 •		1,300	1,190
RAAC Trust 0.488% due 08/25/2036 •		54	55
Saxon Asset Securities Trust 0.868% due 05/25/2035 •		42	41

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2020 (Unaudited)

Shackleton CLO Ltd. 1.402% due 10/20/2028 •		1,498	1,492
Structured Asset Securities Corp. Mortgage Loan Trust 1.148% due 08/25/2037 •		32	32
Venture CLO Ltd. 1.056% due 02/28/2026 •		943	938
Total Asset-Backed Securities (Cost $9,078)			9,169
SOVEREIGN ISSUES 17.0%
Argentina Government International Bond
29.406% (BADLARPP + 0.000%) due 10/04/2022 ~	ARS	100	1
31.641% (BADLARPP + 2.000%) due 04/03/2022 ~		1,656	11
Australia Government International Bond
1.250% due 02/21/2022 (c)	AUD	882	649
3.000% due 09/20/2025 (c)		1,938	1,651
Autonomous City of Buenos Aires Argentina 34.633% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	7,510	51
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2020 (a)	BRL	1,317	234
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	937	929
France Government International Bond
0.100% due 03/01/2026 (c)	EUR	2,295	2,863
0.250% due 07/25/2024 (c)		3,191	3,937
2.100% due 07/25/2023 (c)		344	434
Italy Buoni Poliennali Del Tesoro 1.400% due 05/26/2025 (c)		6,482	7,941
Japan Government International Bond
0.100% due 03/10/2028	JPY	220,958	2,093
0.100% due 03/10/2029		131,258	1,244
Mexico Government International Bond 7.750% due 05/29/2031	MXN	8,021	409
New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	443	332
2.500% due 09/20/2035 (c)		432	415
3.000% due 09/20/2030 (c)		1,318	1,185
Peru Government International Bond 5.940% due 02/12/2029	PEN	900	294
Qatar Government International Bond 3.875% due 04/23/2023		$300	323
Total Sovereign Issues (Cost $24,452)			24,996
SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (d) 0.4%			633
U.S. TREASURY BILLS 1.4%
0.020% due 10/01/2020 (a)(b)		2,000	2,000
Total Short-Term Instruments (Cost $2,633)			2,633
Total Investments in Securities (Cost $252,801)			271,024
Total Investments 184.6% (Cost $252,801)			$271,024
Financial Derivative Instruments (f)(h) 0.3%(Cost or Premiums, net $(772))			394
Other Assets and Liabilities, net (84.9)%			(124,637)
Net Assets 100.0%			$146,781

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$633	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	$(646)	$633	$633
Total Repurchase Agreements	$(646)	$633	$633
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BPG	0.170%	08/26/2020	10/07/2020	$(8,395)	$(8,397)
0.170	09/23/2020	10/07/2020	(1,059)	(1,059)
0.180	08/13/2020	10/13/2020	(8,667)	(8,669)
0.220	07/09/2020	10/08/2020	(21,682)	(21,693)
MSC	0.120	09/23/2020	10/07/2020	(12,101)	(12,101)
0.190	08/03/2020	10/02/2020	(1,516)	(1,516)
NOM	0.110	09/22/2020	10/06/2020	(3,902)	(3,903)
TDL	0.190	07/09/2020	10/08/2020	(11,041)	(11,046)
0.200	07/27/2020	10/14/2020	(15,280)	(15,285)
Total Sale-Buyback Transactions	$(83,669)
(e)	Securities with an aggregate market value of $84,660 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(60,191) at a weighted average interest rate of 0.681%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $4 of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 115.500 on Euro-Schatz December 2020 Futures (1)	11/2020	160	$1	$0	$0	$0
Call Options Strike @ EUR 117.000 on Euro-Schatz December 2020 Futures (1)	11/2020	275	2	0	0	0
Euro-Bobl December Futures	12/2020	10	1,585	2	1	(1)
Euro-Bund 10-Year Bond December Futures	12/2020	53	10,845	53	15	(22)
Put Options Strike @ EUR 123.000 on Euro-Bobl December 2020 Futures (1)	11/2020	53	0	0	0	0
Put Options Strike @ EUR 157.000 on Euro-Bund December 2020 Futures (1)	11/2020	53	1	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2020	388	48,900	63	0	(39)
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2020	76	12,154	25	0	(36)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2020 (Unaudited)

U.S. Treasury Ultra Long-Term Bond December Futures	12/2020	15	3,327	(14)	0	(30)
$129	$16	$(128)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Bond December Futures	12/2020	10	$(840)	$(2)	$0	$0
Australia Government 10-Year Bond December Futures	12/2020	7	(749)	(7)	1	0
Euro-BTP Italy Government Bond December Futures	12/2020	30	(5,191)	(54)	18	(19)
Euro-Buxl 30-Year Bond December Futures	12/2020	7	(1,828)	(30)	9	(10)
Euro-OAT France Government 10-Year Bond December Futures	12/2020	2	(395)	(2)	1	(1)
Euro-Schatz December Futures	12/2020	435	(57,270)	(23)	8	(2)
Japan Government 10-Year Bond December Futures	12/2020	2	(2,885)	(8)	0	(1)
U.S. Treasury 2-Year Note December Futures	12/2020	23	(5,082)	(2)	0	0
U.S. Treasury 10-Year Note December Futures	12/2020	546	(76,184)	(193)	137	0
U.S. Treasury 30-Year Bond December Futures	12/2020	79	(13,926)	48	74	0
$(273)	$248	$(33)
Total Futures Contracts	$(144)	$264	$(161)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.207%	EUR	110	$2	$(2)	$0	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2020	0.570	$100	(3)	3	0	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.070	100	(5)	5	0	0	0
$(6)	$6	$0	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$276	$20	$(34)	$(14)	$0	$0
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	300	(13)	0	(13)	1	0
$7	$(34)	$(27)	$1	$0
INTEREST RATE SWAPS
Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month NZD-BBR	3.250%	Semi-Annual	03/21/2028	NZD	1,200	$4	$(178)	$(174)	$1	$0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	172,740	(3)	(36)	(39)	0	(1)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	300	(1)	(48)	(49)	1	0
Receive	CPURNSA	2.069	Maturity	11/23/2020	$1,400	0	(5)	(5)	2	0
Receive	CPURNSA	2.021	Maturity	11/25/2020	1,300	0	(5)	(5)	2	0
Pay	CPURNSA	1.400	Maturity	07/08/2021	1,000	0	(9)	(9)	0	0
Pay	CPURNSA	1.690	Maturity	08/07/2021	4,900	0	(32)	(32)	1	0
Pay	CPURNSA	1.825	Maturity	08/14/2021	2,100	0	(9)	(9)	1	0
Pay	CPURNSA	1.840	Maturity	08/14/2021	1,100	0	(4)	(4)	0	0
Pay	CPURNSA	1.863	Maturity	08/26/2021	4,100	(1)	(8)	(9)	2	0
Receive	CPURNSA	1.592	Maturity	09/20/2021	600	0	(4)	(4)	0	(1)
Receive	CPURNSA	1.488	Maturity	10/01/2021	2,400	0	(11)	(11)	0	(3)
Receive	CPURNSA	2.500	Maturity	07/15/2022	5,000	(743)	137	(606)	0	(5)
Receive	CPURNSA	2.210	Maturity	02/05/2023	3,240	0	(102)	(102)	0	(5)
Receive	CPURNSA	2.220	Maturity	04/13/2023	318	0	(11)	(11)	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028	2,200	0	152	152	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029	2,000	0	80	80	0	(1)
Pay	CPURNSA	1.954	Maturity	06/03/2029	1,000	0	18	18	0	0
Pay	CPURNSA	1.998	Maturity	07/25/2029	1,300	0	31	31	0	0
Pay	CPURNSA	1.883	Maturity	11/20/2029	500	1	3	4	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021	EUR	600	0	(18)	(18)	1	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039	300	0	29	29	1	0
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	1,900	(1)	123	122	2	0
Pay	UKRPI	3.330	Maturity	01/15/2025	5,800	158	(66)	92	3	0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2020 (Unaudited)

Pay	UKRPI	3.603	Maturity	11/15/2028	60	0	4	4	0	0
Pay	UKRPI	3.718	Maturity	12/15/2028	10	0	1	1	0	0
Pay	UKRPI	3.438	Maturity	01/15/2030	3,000	0	30	30	0	(9)
Pay	UKRPI	3.480	Maturity	01/15/2030	700	9	3	12	0	(2)
Pay	UKRPI	3.325	Maturity	08/15/2030	2,050	(5)	83	78	0	(8)
Pay	UKRPI	3.140	Maturity	04/15/2031	40	(4)	2	(2)	0	0
$(586)	$150	$(436)	$17	$(35)
Total Swap Agreements	$(585)	$122	$(463)	$18	$(35)
(g)	Securities with an aggregate market value of $52 and cash of $2,046 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	10/2020	$1,210	DKK	7,735	$8	$0
12/2020	DKK	7,735	$1,211	0	(8)
BPS	10/2020	EUR	6,610	7,851	102	0
10/2020	JPY	71,607	675	0	(4)
10/2020	$1,723	GBP	1,336	1	0
10/2020	1,192	JPY	125,880	1	0
11/2020	JPY	125,879	$1,193	0	(1)
11/2020	NZD	2,827	1,859	0	(11)
11/2020	PLN	154	41	1	0
CBK	10/2020	CAD	163	124	2	0
10/2020	DKK	4,186	633	0	(26)
10/2020	GBP	1,956	2,585	61	0
10/2020	PEN	962	273	6	0
10/2020	$840	DKK	5,355	3	0
12/2020	DKK	5,355	$841	0	(3)
GLM	10/2020	GBP	85	110	1	0
HUS	10/2020	AUD	915	669	13	0
10/2020	CAD	378	287	4	0
10/2020	EUR	646	767	9	0
10/2020	JPY	55,959	526	0	(4)
12/2020	DKK	940	148	0	0
JPM	10/2020	BRL	1,317	241	6	0
10/2020	DKK	1,638	249	0	(9)
10/2020	MXN	8,166	359	0	(10)
10/2020	$233	BRL	1,317	1	0
MYI	10/2020	AUD	626	$450	2	0
10/2020	BRL	250	45	0	0
10/2020	DKK	8,475	1,282	0	(53)
10/2020	JPY	69,281	653	0	(4)
10/2020	NZD	2,827	1,900	30	0
10/2020	$44	BRL	250	0	0
10/2020	594	JPY	62,575	0	0
11/2020	JPY	62,575	$594	0	0
11/2020	PLN	291	77	2	0
SCX	10/2020	EUR	6,323	7,567	154	0
11/2020	13,579	15,934	3	0
SSB	10/2020	$281	BRL	1,567	0	(2)
10/2020	1,250	JPY	131,658	0	(2)
11/2020	BRL	1,567	$280	2	0
11/2020	JPY	131,658	1,251	2	0
TOR	10/2020	CAD	633	484	9	0
10/2020	JPY	63,433	598	0	(3)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2020 (Unaudited)

	10/2020		$350	JPY	36,988		0	0
	11/2020	JPY	36,988		$351		0	0
UAG	10/2020	AUD	1,610		1,161		7	0
	10/2020	JPY	96,820		911		0	(7)
	10/2020		$1,333	AUD	1,892		22	0
	11/2020	AUD	1,892		$1,333		0	(22)
Total Forward Foreign Currency Contracts							$452	$(169)
PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
FBF	Put - OTC CDX.IG-34 5-Year Index		Buy	2.200%	12/16/2020	10,500	$2	$5
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050		$72.000	10/07/2020		15,400	$1	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 10/01/2050		73.000	10/07/2020		7,800	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2050		76.000	10/07/2020		8,000	1	0
							$2	$0
Total Purchased Options							$4	$5
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000%	11/18/2020	1,000	$(2)	$(3)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	11/18/2020	400	0	0
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	0.900	11/18/2020	400	0	(1)
BPS	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	01/20/2021	3,600	(10)	(22)
DUB	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	600	(1)	0
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	600	(1)	0
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.450	12/16/2020	3,900	(3)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	0.800	12/16/2020	3,900	(6)	(11)
GST	Put - OTC CDX.IG-34 5-Year Index		Sell	0.800	10/21/2020	4,700	(5)	(20)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	12/16/2020	800	(1)	(3)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	11/18/2020	300	0	0
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	0.900	11/18/2020	300	0	0
JPM	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	700	(1)	0
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	700	(2)	0
MYC	Put - OTC CDX.IG-34 5-Year Index		Sell	0.950	12/16/2020	400	(1)	(2)
							$(33)	$(63)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	1,200	$(54)	$(1)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	6,500	(47)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	500	(4)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0		10/02/2020	2,100	(39)	0
							$(144)	$(1)
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050		$104.500	10/07/2020		1,000	$(2)	$0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		101.984	10/07/2020		1,400	(5)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		102.293	10/07/2020		1,700	(5)	0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2020 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050			103.969	10/07/2020		1,000	(2)		0
								$(14)		$0
Total Written Options								$(191)		$(64)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.560%	Maturity	12/17/2020	$1,700	$0	$25	$25	$0
MYC	Pay	CPURNSA	1.548	Maturity	12/21/2020	4,000	0	60	60	0
Total Swap Agreements							$0	$85	$85	$0
(i)

Securities with an aggregate market value of $35 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)						Notional Amount represents the number of contracts.
(2)						YOY options may have a series of expirations.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0		$5,518	$0		$5,518
Industrials				0		8	0		8
Utilities				0		565	0		565
U.S. Government Agencies				0		46,970	0		46,970
U.S. Treasury Obligations				0		177,006	0		177,006
Non-Agency Mortgage-Backed Securities				0		4,159	0		4,159
Asset-Backed Securities				0		9,169	0		9,169
Sovereign Issues				0		24,996	0		24,996
Short-Term Instruments
Repurchase Agreements				0		633	0		633
U.S. Treasury Bills				0		2,000	0		2,000
Total Investments				$0		$271,024	$0		$271,024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				264		18	0		282
Over the counter				0		542	0		542
				$264		$560	$0		$824
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(161)		(35)	0		(196)
Over the counter				0		(233)	0		(233)
				$(161)		$(268)	$0		$(429)
Total Financial Derivative Instruments				$103		$292	$0		$395
Totals				$103		$271,316	$0		$271,419

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Fixed Income SHares: Series TE	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.5% ¤
MUNICIPAL BONDS & NOTES 94.0%
ALABAMA 0.8%
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	$500	$698
ARIZONA 1.5%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2028	250	279
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012 5.000% due 12/01/2030	1,000	1,077
		1,356
CALIFORNIA 8.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.000% due 04/01/2038	2,000	2,243
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (b)	3,000	3,519
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	1,300	1,612
		7,374
COLORADO 3.9%
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.000% due 12/01/2033	2,125	2,354
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,000	1,094
		3,448
CONNECTICUT 2.9%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2034	1,000	1,290
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2029	110	140
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 07/01/2026	1,000	1,159
		2,589
FLORIDA 2.9%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2037	1,300	1,425
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013 5.000% due 10/01/2028	555	635
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2029 (a)	700	559
		2,619
GEORGIA 3.2%
Development Authority of Burke County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2040	500	503
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	1,665	1,774
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2037	500	613
		2,890
ILLINOIS 15.0%
Chicago, Illinois General Obligation Bonds, Series 2002 5.500% due 01/01/2037	1,000	1,049
Chicago, Illinois General Obligation Bonds, Series 2017 5.750% due 01/01/2034	1,500	1,626
Chicago, Illinois General Obligation Notes, Series 2016 5.000% due 01/01/2024	1,000	1,051
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2032	795	969

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2020 (Unaudited)

Illinois State General Obligation Bonds, Series 2018 5.000% due 10/01/2033	1,000	1,062
Illinois State General Obligation Notes, Series 2017 5.000% due 12/01/2026	2,000	2,196
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	850	973
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	1,000	1,078
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	1,000	987
3.000% due 06/15/2034	1,180	1,134
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	1,000	1,238
		13,363
INDIANA 0.6%
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	548
KANSAS 2.4%
Kansas Development Finance Authority Revenue Bonds, Series 2012 5.000% due 11/15/2034	2,000	2,126
KENTUCKY 1.5%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,170	1,354
LOUISIANA 0.7%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	650	654
MASSACHUSETTS 3.2%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2041	500	579
Massachusetts State College Building Authority Revenue Bonds, Series 2014 5.000% due 05/01/2028	2,000	2,249
		2,828
MICHIGAN 4.9%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	385	489
Michigan Finance Authority Revenue Notes, Series 2014 4.000% due 10/01/2024	2,000	2,101
Michigan Finance Authority Revenue Notes, Series 2016 5.000% due 04/01/2024	1,000	1,151
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	500	626
		4,367
NEVADA 1.5%
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018 4.125% due 06/01/2058	1,250	1,357
NEW JERSEY 7.1%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2042	1,250	1,470
Atlantic City, New Jersey General Obligation Notes, (BAM Insured), Series 2017 5.000% due 03/01/2026	250	304
New Jersey Economic Development Authority Revenue Notes, Series 2016 5.000% due 06/15/2022	1,500	1,601
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	1,000	1,102
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	500	627
5.000% due 06/01/2033	1,000	1,223
		6,327
NEW YORK 8.8%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.924% (0.67* US0001M + 0.820%) due 11/01/2026 ~	500	485
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,500	1,687
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 5.000% due 05/01/2037	345	433
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2040	500	578
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	1,135

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2020 (Unaudited)

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2049	420	481
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2033	1,000	1,185
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	1,500	1,836
		7,820
OHIO 4.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	1,500	1,641
5.000% due 06/01/2033	1,000	1,302
5.000% due 06/01/2034	1,000	1,296
		4,239
PENNSYLVANIA 5.6%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	1,000	967
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,000	1,265
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	1,000	1,078
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (b)	1,000	1,182
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	500	549
		5,041
PUERTO RICO 1.0%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.718% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,010	893
TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2024	200	235
TEXAS 10.0%
Irving Hospital Authority, Texas Revenue Bonds, Series 2017 1.220% (MUNIPSA + 1.100%) due 10/15/2044 ~	1,000	978
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,187
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007 5.500% due 08/01/2025	1,000	1,220
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	4,250	5,014
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006 1.618% (US0003M) due 12/15/2026 ~	500	482
		8,881
WASHINGTON 1.9%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (b)	500	577
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	1,105
		1,682
WISCONSIN 1.2%
WPPI Energy, Wisconsin Revenue Bonds, Series 2013 5.000% due 07/01/2025	1,000	1,119

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2020 (Unaudited)

Total Municipal Bonds & Notes (Cost $77,244)		83,808
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (c) 0.5%		416
Total Short-Term Instruments (Cost $416)		416
Total Investments in Securities (Cost $77,660)		84,224
	SHARES
INVESTMENTS IN AFFILIATES 8.3%
SHORT-TERM INSTRUMENTS 8.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.3%
PIMCO Short-Term Floating NAV Portfolio III	750,332	7,399
Total Short-Term Instruments (Cost $7,396)		7,399
Total Investments in Affiliates (Cost $7,396)		7,399
Total Investments 102.8% (Cost $85,056)		$91,623
Other Assets and Liabilities, net (2.8)%		(2,532)
Net Assets 100.0%		$89,091

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Zero coupon security.
	(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Portfolio sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$416	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021		$(424)	$416	$416
Total Repurchase Agreements							$(424)	$416	$416
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$698	$0	$698
	Arizona				0	1,356	0	1,356
	California				0	7,374	0	7,374
	Colorado				0	3,448	0	3,448
	Connecticut				0	2,589	0	2,589
	Florida				0	2,619	0	2,619
	Georgia				0	2,890	0	2,890
	Illinois				0	13,363	0	13,363
	Indiana				0	548	0	548
	Kansas				0	2,126	0	2,126
	Kentucky				0	1,354	0	1,354
	Louisiana				0	654	0	654
	Massachusetts				0	2,828	0	2,828
	Michigan				0	4,367	0	4,367
	Nevada				0	1,357	0	1,357
	New Jersey				0	6,327	0	6,327
	New York				0	7,820	0	7,820
	Ohio				0	4,239	0	4,239
	Pennsylvania				0	5,041	0	5,041
	Puerto Rico				0	893	0	893
	Tennessee				0	235	0	235
	Texas				0	8,881	0	8,881
	Washington				0	1,682	0	1,682
	Wisconsin				0	1,119	0	1,119
Short-Term Instruments
	Repurchase Agreements				0	416	0	416
					$0	$84,224	$0	$84,224
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$7,399	$0	$0	$7,399
Total Investments					$7,399	$84,224	$0	$91,623

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of a Portfolio’s, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Portfolio or class less any liabilities by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolios generally do not calculate their NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Portfolio's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of September 30, 2020, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios' transactions in and earnings from these affiliated issuers for the period ended September 30, 2020 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Fixed Income SHares: Series C	$183	$9,203	$(9,300)	$18	$0	$104	$3	$0
PIMCO Fixed Income SHares: Series LD	118	48,509	(48,190)	(30)	0	407	9	0
PIMCO Fixed Income SHares: Series M	192	104,722	(104,801)	38	1	152	21	0
PIMCO Fixed Income SHares: Series TE	710	38,417	(31,700)	(31)	3	7,399	16	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	RCY	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SGY	Societe Generale, NY
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	TDL	Toronto Dominion Bank London
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co. LLC.	TDM	TD Securities (USA) LLC
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CPTFEMU	Eurozone HICP ex-Tobacco Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
BP0003M	3 Month GBP-LIBOR	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	US0001M	1 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0003M	3 Month USD Swap Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	BAM	Build America Mutual Assurance	Q-SBLF	Qualified School Bond Loan Fund

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBR	Bank Bill Rate	NCUA	National Credit Union Administration	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OAT	Obligations Assimilables du Trésor	YOY	Year-Over-Year